UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William DeRoche, President

53 State Street

Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 to September 30, 2019

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 96.1%

COMMON STOCKS - 96.1%

Aerospace & Defense - 3.3%
HEICO Corp.(a)	84	10,490
Hexcel Corp.(a)	144	11,827
L3Harris Technologies, Inc.(a)	58	12,101
Lockheed Martin Corp.(a)	32	12,482
Northrop Grumman Corp.	32	11,993
Teledyne Technologies, Inc.*	40	12,879
TransDigm Group, Inc.	22	11,455
		83,227
Beverages - 0.5%
PepsiCo, Inc.	90	12,339

Biotechnology - 1.5%
ACADIA Pharmaceuticals, Inc.*(a)	442	15,907
Exact Sciences Corp.*(a)	102	9,218
Ionis Pharmaceuticals, Inc.*(a)	192	11,503
		36,628
Building Products - 1.5%
Allegion plc(a)	120	12,438
Armstrong World Industries, Inc.(a)	130	12,571
Lennox International, Inc.(a)	48	11,663
		36,672
Capital Markets - 5.1%
Cboe Global Markets, Inc.(a)	102	11,721
CME Group, Inc.(a)	56	11,835
FactSet Research Systems, Inc.(a)	42	10,205
Federated Investors, Inc., Class B(a)	380	12,316
Intercontinental Exchange, Inc.(a)	130	11,995
Legg Mason, Inc.(a)	332	12,679
LPL Financial Holdings, Inc.(a)	162	13,268
MarketAxess Holdings, Inc.(a)	30	9,825
Moody's Corp.(a)	56	11,470
MSCI, Inc.(a)	52	11,323
S&P Global, Inc.	46	11,269
		127,906
Chemicals - 2.5%
Air Products & Chemicals, Inc.(a)	56	12,424
Ecolab, Inc.(a)	60	11,882
Linde plc(a)	64	12,398
Scotts Miracle-Gro Co. (The)	114	11,608
Sherwin-Williams Co. (The)	24	13,197
		61,509
Commercial Services & Supplies - 3.0%
Cintas Corp.(a)	46	12,333
Clean Harbors, Inc.*(a)	166	12,815
Copart, Inc.*(a)	162	13,013
Republic Services, Inc.	136	11,771
Tetra Tech, Inc.	150	13,014
Waste Management, Inc.	106	12,190
		75,136
Communications Equipment - 1.4%
Ciena Corp.*(a)	298	11,691
Motorola Solutions, Inc.	68	11,588
ViaSat, Inc.*	154	11,599
		34,878
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc.(a)	138	12,627
MasTec, Inc.*	194	12,596
		25,223
Construction Materials - 0.5%
Vulcan Materials Co.	86	13,007

Consumer Finance - 1.4%
American Express Co.(a)	100	11,828
FirstCash, Inc.(a)	122	11,184
Santander Consumer USA Holdings, Inc.	468	11,938
		34,950
Containers & Packaging - 1.4%
AptarGroup, Inc.(a)	102	12,082
Ball Corp.(a)	152	11,067
Crown Holdings, Inc.*(a)	184	12,155
		35,304
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc.*(a)	74	11,285
ServiceMaster Global Holdings, Inc.*	216	12,074
		23,359
Electric Utilities - 3.6%
American Electric Power Co., Inc.(a)	134	12,555
Entergy Corp.(a)	108	12,675
Eversource Energy(a)	152	12,991
NextEra Energy, Inc.	56	13,047
PNM Resources, Inc.	238	12,395
Southern Co. (The)	210	12,972
Xcel Energy, Inc.	190	12,329
		88,964
Electrical Equipment - 0.5%
Generac Holdings, Inc.*(a)	156	12,221

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.(a)	106	13,063
Keysight Technologies, Inc.*(a)	126	12,254
		25,317
Entertainment - 0.5%
Live Nation Entertainment, Inc.*(a)	176	11,676

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 9.3%
American Tower Corp.(a)	52	11,499
EastGroup Properties, Inc.(a)	98	12,252
Equity LifeStyle Properties, Inc.(a)	90	12,024
Essex Property Trust, Inc.(a)	38	12,413
Extra Space Storage, Inc.(a)	100	11,682
HCP, Inc.(a)	364	12,969
Medical Properties Trust, Inc.(a)	652	12,753
Mid-America Apartment Communities, Inc.(a)	96	12,481
National Retail Properties, Inc.	216	12,182
Omega Healthcare Investors, Inc.	300	12,537
Outfront Media, Inc.	444	12,334
Realty Income Corp.	166	12,729
SBA Communications Corp.	46	11,093
STORE Capital Corp.	338	12,645
Sun Communities, Inc.	82	12,173
UDR, Inc.	258	12,508
Ventas, Inc.	166	12,123
Welltower, Inc.	142	12,872
WP Carey, Inc.	136	12,172
		233,441
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.(a)	72	11,603
Costco Wholesale Corp.(a)	42	12,101
		23,704
Food Products - 1.9%
Hershey Co. (The)(a)	76	11,780
McCormick & Co., Inc. (Non-Voting)(a)	74	11,566
Mondelez International, Inc., Class A(a)	228	12,613
Tyson Foods, Inc., Class A	130	11,198
		47,157
Health Care Equipment & Supplies - 4.8%
Boston Scientific Corp.*(a)	286	11,637
Danaher Corp.(a)	88	12,710
DENTSPLY SIRONA, Inc.	234	12,475
DexCom, Inc.*(a)	72	10,745
Edwards Lifesciences Corp.*(a)	54	11,875
Insulet Corp.*	80	13,194
Masimo Corp.*(a)	80	11,903
STERIS plc	80	11,559
Teleflex, Inc.	34	11,552
West Pharmaceutical Services, Inc.	84	11,913
		119,563
Health Care Providers & Services - 0.5%
Chemed Corp.(a)	28	11,692

Health Care Technology - 0.4%
Veeva Systems, Inc., Class A*	74	11,299

Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc.*(a)	14	11,766
Churchill Downs, Inc.(a)	98	12,098
McDonald's Corp.(a)	56	12,024
Planet Fitness, Inc., Class A*	172	9,954
Starbucks Corp.	126	11,141
Yum! Brands, Inc.	104	11,797
		68,780
Household Durables - 2.1%
Garmin Ltd.(a)	150	12,703
Helen of Troy Ltd.*(a)	80	12,613
NVR, Inc.*	4	14,869
Tempur Sealy International, Inc.*	158	12,198
		52,383
Household Products - 1.0%
Church & Dwight Co., Inc.(a)	156	11,737
Procter & Gamble Co. (The)	102	12,687
		24,424
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.(a)	86	12,517
Roper Technologies, Inc.	34	12,124
		24,641
Insurance - 6.4%
Aon plc(a)	64	12,388
Arch Capital Group Ltd.*(a)	308	12,930
Arthur J Gallagher & Co.(a)	138	12,361
Assurant, Inc.(a)	100	12,582
Brown & Brown, Inc.(a)	330	11,900
Cincinnati Financial Corp.(a)	108	12,600
Erie Indemnity Co., Class A(a)	54	10,025
Marsh & McLennan Cos., Inc.(a)	122	12,206
Progressive Corp. (The)	160	12,360
RenaissanceRe Holdings Ltd.	66	12,768
RLI Corp.	136	12,636
Willis Towers Watson plc	62	11,964
WR Berkley Corp.	170	12,279
		158,999
Interactive Media & Services - 0.9%
IAC/InterActiveCorp*(a)	48	10,463
Snap, Inc., Class A*	774	12,229
		22,692
Internet & Direct Marketing Retail - 0.5%
Etsy, Inc.*(a)	232	13,108

IT Services - 4.5%
Booz Allen Hamilton Holding Corp.(a)	162	11,505
EPAM Systems, Inc.*(a)	64	11,669
Euronet Worldwide, Inc.*(a)	80	11,704
FleetCor Technologies, Inc.*(a)	40	11,471
Global Payments, Inc.(a)	74	11,766
Mastercard, Inc., Class A(a)	46	12,492

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Okta, Inc.*	102	10,043
PayPal Holdings, Inc.*	112	11,602
Twilio, Inc., Class A*	94	10,336
VeriSign, Inc.*	60	11,318
		113,906
Life Sciences Tools & Services - 0.9%
Bruker Corp.(a)	276	12,125
IQVIA Holdings, Inc.*(a)	78	11,651
		23,776
Machinery - 1.0%
Ingersoll-Rand plc(a)	98	12,075
Woodward, Inc.	112	12,077
		24,152
Media - 2.5%
Altice USA, Inc., Class A*(a)	422	12,103
Cable One, Inc.(a)	10	12,547
Charter Communications, Inc., Class A*(a)	30	12,363
Sinclair Broadcast Group, Inc., Class A	274	11,711
TEGNA, Inc.	858	13,325
		62,049
Metals & Mining - 0.5%
Royal Gold, Inc.	92	11,335

Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Blackstone Mortgage Trust, Inc., Class A(a)	350	12,547
Chimera Investment Corp.(a)	636	12,440
Starwood Property Trust, Inc.	526	12,740
		37,727
Multiline Retail - 1.0%
Dollar General Corp.(a)	78	12,397
Target Corp.	114	12,188
		24,585
Multi-Utilities - 1.0%
Black Hills Corp.(a)	160	12,277
WEC Energy Group, Inc.	128	12,173
		24,450
Oil, Gas & Consumable Fuels - 4.0%
Cheniere Energy, Inc.*(a)	204	12,864
Chevron Corp.(a)	102	12,097
Exxon Mobil Corp.	178	12,569
Hess Corp.(a)	194	11,733
Kinder Morgan, Inc.(a)	582	11,995
ONEOK, Inc.	172	12,675
Williams Cos., Inc. (The)	516	12,415
World Fuel Services Corp.(a)	318	12,701
		99,049
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A(a)	62	12,335

Pharmaceuticals - 1.9%
Catalent, Inc.*(a)	230	10,962
Horizon Therapeutics plc*(a)	440	11,981
Merck & Co., Inc.(a)	146	12,290
Zoetis, Inc.	96	11,961
		47,194
Professional Services - 1.9%
CoStar Group, Inc.*(a)	20	11,864
FTI Consulting, Inc.*(a)	114	12,083
IHS Markit Ltd.*(a)	186	12,440
Verisk Analytics, Inc.	76	12,018
		48,405
Road & Rail - 0.5%
Union Pacific Corp.	76	12,311

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc.*(a)	388	11,248
Broadcom, Inc.(a)	42	11,595
Universal Display Corp.	58	9,738
Xilinx, Inc.	112	10,741
		43,322
Software - 4.8%
Cadence Design Systems, Inc.*(a)	182	12,027
Ceridian HCM Holding, Inc.*(a)	212	10,466
Fair Isaac Corp.*(a)	34	10,320
HubSpot, Inc.*(a)	62	9,400
Manhattan Associates, Inc.*(a)	148	11,939
Paycom Software, Inc.*	48	10,056
RingCentral, Inc., Class A*	86	10,807
ServiceNow, Inc.*	44	11,169
Synopsys, Inc.*	86	11,803
Workday, Inc., Class A*	68	11,557
Zendesk, Inc.*	152	11,078
		120,622
Specialty Retail - 3.5%
Aaron's, Inc.(a)	190	12,209
AutoZone, Inc.*(a)	12	13,016
Floor & Decor Holdings, Inc., Class A*(a)	248	12,685
Lithia Motors, Inc., Class A(a)	94	12,444
O'Reilly Automotive, Inc.*	32	12,752
Tractor Supply Co.	116	10,491
Ulta Beauty, Inc.*	52	13,034
		86,631
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp.*(a)	82	12,084
Lululemon Athletica, Inc.*(a)	66	12,707
		24,791

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.9%
Essent Group Ltd.(a)	250	11,918
Radian Group, Inc.	518	11,831
		23,749
Water Utilities - 0.5%
American Water Works Co., Inc.(a)	96	11,926

TOTAL COMMON STOCKS (Cost $2,287,361)		2,402,514

TOTAL LONG POSITIONS (Cost $2,287,361)		2,402,514

SHORT POSITIONS - (104.6)%

COMMON STOCKS - (104.6)%

Aerospace & Defense - (0.5)%
Textron, Inc.	(274)	(13,415)

Air Freight & Logistics - (1.0)%
FedEx Corp.	(76)	(11,063)
XPO Logistics, Inc.*	(174)	(12,453)
		(23,516)
Airlines - (0.5)%
American Airlines Group, Inc.	(468)	(12,622)

Auto Components - (2.8)%
Autoliv, Inc.	(182)	(14,356)
BorgWarner, Inc.	(378)	(13,865)
Dana, Inc.	(970)	(14,007)
Goodyear Tire & Rubber Co. (The)	(1,076)	(15,500)
Lear Corp.	(110)	(12,969)
		(70,697)
Automobiles - (1.1)%
Tesla, Inc.*	(54)	(13,007)
Thor Industries, Inc.	(268)	(15,179)
		(28,186)
Banks - (9.4)%
Associated Banc-Corp.	(642)	(13,001)
Bank OZK	(476)	(12,981)
CIT Group, Inc.	(288)	(13,049)
Comerica, Inc.	(200)	(13,198)
Cullen/Frost Bankers, Inc.	(150)	(13,283)
East West Bancorp, Inc.	(300)	(13,287)
Hancock Whitney Corp.	(352)	(13,480)
Home BancShares, Inc.	(666)	(12,517)
PacWest Bancorp	(362)	(13,155)
Regions Financial Corp.	(844)	(13,352)
SVB Financial Group*	(64)	(13,373)
Synovus Financial Corp.	(348)	(12,444)
Texas Capital Bancshares, Inc.*	(230)	(12,570)
Umpqua Holdings Corp.	(788)	(12,970)
Webster Financial Corp.	(276)	(12,936)
Western Alliance Bancorp	(284)	(13,087)
Wintrust Financial Corp.	(196)	(12,667)
Zions Bancorp NA	(302)	(13,445)
		(234,795)
Biotechnology - (4.3)%
AbbVie, Inc.	(188)	(14,235)
Agios Pharmaceuticals, Inc.*	(326)	(10,562)
Alkermes plc*	(590)	(11,511)
Alnylam Pharmaceuticals, Inc.*	(152)	(12,224)
Biogen, Inc.*	(56)	(13,038)
Bluebird Bio, Inc.*	(118)	(10,835)
FibroGen, Inc.*	(274)	(10,133)
Immunomedics, Inc.*	(942)	(12,491)
United Therapeutics Corp.*	(150)	(11,962)
		(106,991)
Building Products - (0.5)%
AO Smith Corp.	(266)	(12,691)

Capital Markets - (5.4)%
Affiliated Managers Group, Inc.	(162)	(13,503)
Charles Schwab Corp. (The)	(322)	(13,469)
E*TRADE Financial Corp.	(294)	(12,845)
Eaton Vance Corp.	(286)	(12,850)
Evercore, Inc., Class A	(150)	(12,015)
Interactive Brokers Group, Inc., Class A	(264)	(14,198)
Invesco Ltd.	(786)	(13,315)
Janus Henderson Group plc	(648)	(14,554)
Lazard Ltd., Class A	(372)	(13,020)
State Street Corp.	(240)	(14,205)
		(133,974)
Chemicals - (2.7)%
Cabot Corp.	(308)	(13,958)
Chemours Co. (The)	(874)	(13,058)
Huntsman Corp.	(622)	(14,468)
Olin Corp.	(726)	(13,591)
Westlake Chemical Corp.	(202)	(13,235)
		(68,310)
Commercial Services & Supplies - (1.6)%
Deluxe Corp.	(268)	(13,175)
Healthcare Services Group, Inc.	(548)	(13,311)
Stericycle, Inc.*	(276)	(14,056)
		(40,542)
Communications Equipment - (1.6)%
Arista Networks, Inc.*	(54)	(12,902)
CommScope Holding Co., Inc.*	(1,160)	(13,642)
F5 Networks, Inc.*	(96)	(13,480)
		(40,024)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Construction & Engineering - (0.5)%
Fluor Corp.	(700)	(13,391)

Consumer Finance - (0.9)%
Green Dot Corp., Class A*	(404)	(10,201)
SLM Corp.	(1,466)	(12,937)
		(23,138)
Containers & Packaging - (0.5)%
Westrock Co.	(360)	(13,122)

Diversified Telecommunication Services - (0.6)%
CenturyLink, Inc.	(1,124)	(14,027)

Electric Utilities - (1.5)%
Avangrid, Inc.	(234)	(12,227)
Edison International	(172)	(12,972)
PPL Corp.	(418)	(13,163)
		(38,362)
Electrical Equipment - (1.1)%
Emerson Electric Co.	(206)	(13,773)
nVent Electric plc	(612)	(13,489)
		(27,262)
Electronic Equipment, Instruments & Components - (2.8)%
Coherent, Inc.*	(84)	(12,912)
FLIR Systems, Inc.	(250)	(13,148)
IPG Photonics Corp.*	(100)	(13,560)
Littelfuse, Inc.	(80)	(14,185)
SYNNEX Corp.	(148)	(16,709)
		(70,514)
Energy Equipment & Services - (3.1)%
Core Laboratories NV	(312)	(14,546)
Halliburton Co.	(658)	(12,403)
National Oilwell Varco, Inc.	(610)	(12,932)
Patterson-UTI Energy, Inc.	(1,428)	(12,209)
Schlumberger Ltd.	(382)	(13,053)
Transocean Ltd.*	(2,726)	(12,185)
		(77,328)
Entertainment - (1.0)%
Activision Blizzard, Inc.	(244)	(12,913)
Electronic Arts, Inc.*	(126)	(12,325)
		(25,238)
Equity Real Estate Investment Trusts (REITs) - (9.5)%
Apple Hospitality REIT, Inc.	(756)	(12,534)
Colony Capital, Inc.	(2,758)	(16,603)
GEO Group, Inc. (The)	(724)	(12,554)
Host Hotels & Resorts, Inc.	(770)	(13,313)
Macerich Co. (The)	(434)	(13,710)
Paramount Group, Inc.	(940)	(12,549)
Park Hotels & Resorts, Inc.	(524)	(13,084)
Pebblebrook Hotel Trust	(458)	(12,742)
Rayonier, Inc.	(464)	(13,085)
RLJ Lodging Trust	(760)	(12,912)
Senior Housing Properties Trust	(1,496)	(13,845)
SL Green Realty Corp.	(154)	(12,590)
Sunstone Hotel Investors, Inc.	(940)	(12,916)
Taubman Centers, Inc.	(318)	(12,984)
Uniti Group, Inc.	(1,652)	(12,828)
Urban Edge Properties	(710)	(14,051)
Vornado Realty Trust	(204)	(12,989)
Weyerhaeuser Co.	(468)	(12,964)
		(238,253)
Food & Staples Retailing - (1.1)%
Kroger Co. (The)	(520)	(13,406)
Walgreens Boots Alliance, Inc.	(236)	(13,053)
		(26,459)
Food Products - (2.1)%
Bunge Ltd.	(224)	(12,683)
Conagra Brands, Inc.	(438)	(13,438)
Ingredion, Inc.	(154)	(12,588)
Kraft Heinz Co. (The)	(484)	(13,520)
		(52,229)
Gas Utilities - (1.5)%
National Fuel Gas Co.	(264)	(12,387)
South Jersey Industries, Inc.	(374)	(12,308)
UGI Corp.	(254)	(12,769)
		(37,464)
Health Care Equipment & Supplies - (2.4)%
ABIOMED, Inc.*	(64)	(11,385)
Align Technology, Inc.*	(68)	(12,303)
ICU Medical, Inc.*	(76)	(12,130)
LivaNova plc*	(160)	(11,806)
Neogen Corp.*	(176)	(11,987)
		(59,611)
Health Care Providers & Services - (2.6)%
Acadia Healthcare Co., Inc.*	(466)	(14,483)
Centene Corp.*	(266)	(11,507)
DaVita, Inc.*	(220)	(12,556)
HealthEquity, Inc.*	(208)	(11,886)
MEDNAX, Inc.*	(588)	(13,301)
		(63,733)
Hotels, Restaurants & Leisure - (1.0)%
Marriott Vacations Worldwide Corp.	(124)	(12,847)
Wynn Resorts Ltd.	(108)	(11,742)
		(24,589)
Household Durables - (1.1)%
Mohawk Industries, Inc.*	(104)	(12,903)
Newell Brands, Inc.	(746)	(13,965)
		(26,868)
Household Products - (0.6)%
Energizer Holdings, Inc.	(322)	(14,033)

Independent Power and Renewable Electricity Producers - (1.1)%
NRG Energy, Inc.	(344)	(13,622)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Vistra Energy Corp.	(498)	(13,312)
		(26,934)
Industrial Conglomerates - (1.0)%
3M Co.	(74)	(12,165)
General Electric Co.	(1,506)	(13,464)
		(25,629)
Insurance - (1.1)%
CNO Financial Group, Inc.	(850)	(13,456)
Unum Group	(484)	(14,384)
		(27,840)
Interactive Media & Services - (0.9)%
TripAdvisor, Inc.*	(326)	(12,609)
Zillow Group, Inc., Class C*	(362)	(10,795)
		(23,404)
Internet & Direct Marketing Retail - (1.0)%
GrubHub, Inc.*	(208)	(11,692)
Qurate Retail, Inc., Series A*	(1,156)	(11,924)
		(23,616)
IT Services - (1.4)%
Alliance Data Systems Corp.	(100)	(12,813)
Cognizant Technology Solutions Corp., Class A	(202)	(12,174)
DXC Technology Co.	(374)	(11,033)
		(36,020)
Leisure Products - (1.1)%
Mattel, Inc.*	(1,270)	(14,465)
Polaris, Inc.	(148)	(13,026)
		(27,491)
Machinery - (2.1)%
Colfax Corp.*	(462)	(13,426)
Pentair plc	(336)	(12,701)
Trinity Industries, Inc.	(708)	(13,933)
Wabtec Corp.	(178)	(12,791)
		(52,851)
Media - (1.5)%
CBS Corp. (Non-Voting), Class B	(294)	(11,869)
Liberty Latin America Ltd., Class C*	(756)	(12,924)
Sirius XM Holdings, Inc.	(1,996)	(12,485)
		(37,278)
Metals & Mining - (2.2)%
Alcoa Corp.*	(694)	(13,929)
Freeport-McMoRan, Inc.	(1,354)	(12,958)
Steel Dynamics, Inc.	(464)	(13,827)
United States Steel Corp.	(1,126)	(13,005)
		(53,719)
Multiline Retail - (1.0)%
Kohl's Corp.	(262)	(13,011)
Macy's, Inc.	(836)	(12,991)
		(26,002)
Multi-Utilities - (1.1)%
Avista Corp.	(264)	(12,788)
MDU Resources Group, Inc.	(478)	(13,475)
		(26,263)
Oil, Gas & Consumable Fuels - (1.0)%
Continental Resources, Inc.*	(426)	(13,116)
EQT Corp.	(1,212)	(12,896)
		(26,012)
Personal Products - (1.7)%
Edgewell Personal Care Co.*	(446)	(14,490)
Herbalife Nutrition Ltd.*	(360)	(13,630)
Nu Skin Enterprises, Inc., Class A	(306)	(13,014)
		(41,134)
Pharmaceuticals - (1.1)%
Nektar Therapeutics*	(712)	(12,969)
Perrigo Co. plc	(266)	(14,867)
		(27,836)
Professional Services - (1.5)%
ASGN, Inc.*	(198)	(12,446)
Nielsen Holdings plc	(596)	(12,665)
Robert Half International, Inc.	(232)	(12,913)
		(38,024)
Real Estate Management & Development - (0.5)%
Jones Lang LaSalle, Inc.	(94)	(13,072)

Road & Rail - (1.0)%
JB Hunt Transport Services, Inc.	(114)	(12,614)
Ryder System, Inc.	(254)	(13,150)
		(25,764)
Semiconductors & Semiconductor Equipment - (3.2)%
Micron Technology, Inc.*	(274)	(11,741)
MKS Instruments, Inc.	(164)	(15,134)
NVIDIA Corp.	(74)	(12,881)
ON Semiconductor Corp.*	(692)	(13,293)
Qorvo, Inc.*	(174)	(12,901)
Skyworks Solutions, Inc.	(164)	(12,997)
		(78,947)
Software - (4.2)%
CDK Global, Inc.	(286)	(13,754)
FireEye, Inc.*	(916)	(12,219)
LogMeIn, Inc.	(186)	(13,199)
New Relic, Inc.*	(216)	(13,273)
Nutanix, Inc., Class A*	(510)	(13,387)
PTC, Inc.*	(190)	(12,954)
SS&C Technologies Holdings, Inc.	(266)	(13,718)
Teradata Corp.*	(402)	(12,462)
		(104,966)
Specialty Retail - (2.1)%
American Eagle Outfitters, Inc.	(734)	(11,905)
Gap, Inc. (The)	(780)	(13,541)
L Brands, Inc.	(742)	(14,536)
Tiffany & Co.	(146)	(13,524)
		(53,506)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - (2.6)%
HP, Inc.	(674)	(12,752)
NetApp, Inc.	(256)	(13,443)
Pure Storage, Inc., Class A*	(764)	(12,942)
Seagate Technology plc	(248)	(13,340)
Western Digital Corp.	(216)	(12,882)
		(65,359)
Textiles, Apparel & Luxury Goods - (1.8)%
Capri Holdings Ltd.*	(468)	(15,519)
PVH Corp.	(162)	(14,293)
Tapestry, Inc.	(600)	(15,630)
		(45,442)
Trading Companies & Distributors - (3.1)%
Air Lease Corp.	(298)	(12,462)
MSC Industrial Direct Co., Inc., Class A	(184)	(13,346)
SiteOne Landscape Supply, Inc.*	(158)	(11,695)
United Rentals, Inc.*	(106)	(13,212)
Univar Solutions, Inc.*	(642)	(13,328)
WW Grainger, Inc.	(46)	(13,669)
		(77,712)
TOTAL COMMON STOCKS (Proceeds $(2,947,784))		(2,616,205)

TOTAL SHORT POSITIONS (Proceeds $(2,947,784))		(2,616,205)

Total Investments - (8.5)% (Cost $(660,423))		(213,691)
Other Assets Less Liabilities - 108.5%		2,715,519
Net Assets - 100.0%		2,501,828

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,441,833.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2019 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2019

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	261,948	9/30/2021	Morgan Stanley	2.52%	Dow Jones U.S. High Momentum Total Return Index(4)	—
USD	(245,777)	9/30/2021	Morgan Stanley	(1.62)%	Dow Jones U.S. Low Momentum Total Return Index(5)	—
						—

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.
(5)	The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 89.1%

COMMON STOCKS - 89.1%

Air Freight & Logistics - 0.4%
FedEx Corp.(a)	27	3,930

Airlines - 2.6%
Alaska Air Group, Inc.(a)	70	4,544
Delta Air Lines, Inc.(a)	73	4,205
JetBlue Airways Corp.*(a)	256	4,288
Southwest Airlines Co.	83	4,483
Spirit Airlines, Inc.*	112	4,065
United Airlines Holdings, Inc.*	59	5,216
		26,801
Auto Components - 1.8%
BorgWarner, Inc.(a)	129	4,732
Dana, Inc.(a)	331	4,780
Goodyear Tire & Rubber Co. (The)(a)	327	4,710
Lear Corp.(a)	37	4,362
		18,584
Automobiles - 1.7%
Ford Motor Co.(a)	483	4,425
General Motors Co.(a)	121	4,535
Harley-Davidson, Inc.(a)	131	4,712
Thor Industries, Inc.	75	4,248
		17,920
Banks - 3.6%
Bank OZK	162	4,418
CIT Group, Inc.(a)	99	4,485
Citigroup, Inc.(a)	74	5,112
Citizens Financial Group, Inc.(a)	132	4,669
FNB Corp.(a)	390	4,497
Popular, Inc.(a)	85	4,597
Regions Financial Corp.	317	5,015
Sterling Bancorp	220	4,413
		37,206
Beverages - 0.5%
Molson Coors Brewing Co., Class B	88	5,060

Biotechnology - 2.1%
AbbVie, Inc.(a)	64	4,846
Biogen, Inc.*(a)	16	3,725
Gilead Sciences, Inc.(a)	70	4,437
Regeneron Pharmaceuticals, Inc.*	15	4,161
United Therapeutics Corp.*	52	4,147
		21,316
Building Products - 0.9%
Owens Corning	74	4,677
Resideo Technologies, Inc.*	307	4,405
		9,082
Capital Markets - 2.2%
Goldman Sachs Group, Inc. (The)(a)	24	4,974
Invesco Ltd.(a)	252	4,269
Janus Henderson Group plc(a)	220	4,941
Morgan Stanley	99	4,224
State Street Corp.	79	4,676
		23,084
Chemicals - 2.4%
Eastman Chemical Co.(a)	65	4,799
Huntsman Corp.(a)	251	5,838
LyondellBasell Industries NV, Class A	55	4,921
Mosaic Co. (The)	206	4,223
Olin Corp.	248	4,643
		24,424
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.(a)	158	3,879

Communications Equipment - 0.9%
CommScope Holding Co., Inc.*(a)	395	4,645
Juniper Networks, Inc.(a)	203	5,025
		9,670
Construction & Engineering - 0.4%
AECOM*(a)	119	4,470

Consumer Finance - 1.4%
Ally Financial, Inc.(a)	152	5,040
Capital One Financial Corp.(a)	53	4,822
Navient Corp.	338	4,327
		14,189
Containers & Packaging - 0.9%
International Paper Co.(a)	101	4,224
Westrock Co.	128	4,665
		8,889
Diversified Financial Services - 1.0%
AXA Equitable Holdings, Inc.(a)	213	4,720
Voya Financial, Inc.	96	5,226
		9,946
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	120	4,541
CenturyLink, Inc.(a)	367	4,580
		9,121
Electric Utilities - 2.2%
Avangrid, Inc.(a)	88	4,598
Duke Energy Corp.(a)	45	4,314
Edison International(a)	58	4,374
Exelon Corp.(a)	99	4,783
PPL Corp.	150	4,723
		22,792

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment - 0.8%
nVent Electric plc	174	3,835
Regal Beloit Corp.	67	4,881
		8,716
Electronic Equipment, Instruments & Components - 3.7%
Arrow Electronics, Inc.*(a)	61	4,549
Avnet, Inc.(a)	117	5,205
Belden, Inc.(a)	93	4,961
Corning, Inc.(a)	138	3,936
Jabil, Inc.(a)	146	5,222
SYNNEX Corp.	49	5,532
Tech Data Corp.*	47	4,899
Vishay Intertechnology, Inc.	234	3,962
		38,266
Equity Real Estate Investment Trusts (REITs) - 7.5%
Apple Hospitality REIT, Inc.(a)	263	4,361
Brixmor Property Group, Inc.(a)	256	5,194
CoreCivic, Inc.(a)	201	3,473
EPR Properties(a)	56	4,304
GEO Group, Inc. (The)(a)	201	3,485
Host Hotels & Resorts, Inc.(a)	242	4,184
Kimco Realty Corp.(a)	252	5,262
Medical Properties Trust, Inc.	247	4,831
Park Hotels & Resorts, Inc.	167	4,170
Pebblebrook Hotel Trust	156	4,340
Sabra Health Care REIT, Inc.	195	4,477
Senior Housing Properties Trust	562	5,201
Service Properties Trust(a)	191	4,926
Spirit Realty Capital, Inc.	103	4,930
Sunstone Hotel Investors, Inc.	321	4,411
VICI Properties, Inc.	197	4,462
Weingarten Realty Investors	160	4,661
		76,672
Food & Staples Retailing - 0.9%
Kroger Co. (The)(a)	163	4,202
Walgreens Boots Alliance, Inc.	89	4,923
		9,125
Food Products - 2.6%
Conagra Brands, Inc.(a)	165	5,062
Darling Ingredients, Inc.*(a)	232	4,438
Ingredion, Inc.(a)	49	4,005
JM Smucker Co. (The)	36	3,961
Kraft Heinz Co. (The)(a)	161	4,498
TreeHouse Foods, Inc.*	80	4,436
		26,400
Gas Utilities - 0.8%
National Fuel Gas Co.	90	4,223
UGI Corp.	87	4,373
		8,596
Health Care Providers & Services - 5.6%
Acadia Healthcare Co., Inc.*(a)	136	4,227
AmerisourceBergen Corp.(a)	58	4,775
Cardinal Health, Inc.(a)	103	4,860
Centene Corp.*(a)	91	3,936
Cigna Corp.(a)	30	4,554
CVS Health Corp.(a)	68	4,289
DaVita, Inc.*(a)	81	4,623
Encompass Health Corp.(a)	76	4,809
Laboratory Corp. of America Holdings*	30	5,040
McKesson Corp.	30	4,100
MEDNAX, Inc.*	179	4,049
Quest Diagnostics, Inc.(a)	41	4,388
Universal Health Services, Inc., Class B	29	4,314
		57,964
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.(a)	87	3,803
Norwegian Cruise Line Holdings Ltd.*	80	4,141
Royal Caribbean Cruises Ltd.	42	4,550
		12,494
Household Durables - 2.0%
Lennar Corp., Class A(a)	99	5,529
Mohawk Industries, Inc.*	35	4,342
Newell Brands, Inc.	296	5,541
PulteGroup, Inc.	143	5,227
		20,639
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.(a)	332	5,425
Vistra Energy Corp.	169	4,517
		9,942
Insurance - 3.2%
Athene Holding Ltd., Class A*(a)	121	5,089
Brighthouse Financial, Inc.*(a)	116	4,695
CNO Financial Group, Inc.(a)	269	4,258
Lincoln National Corp.	82	4,946
MetLife, Inc.	106	4,999
Prudential Financial, Inc.	51	4,588
Unum Group	140	4,161
		32,736
Internet & Direct Marketing Retail - 0.4%
Qurate Retail, Inc., Series A*	351	3,621

IT Services - 2.1%
Alliance Data Systems Corp.(a)	34	4,356
DXC Technology Co.(a)	127	3,746
International Business Machines Corp.(a)	31	4,508
KBR, Inc.(a)	198	4,859
Perspecta, Inc.	163	4,258
		21,727
Machinery - 2.8%
AGCO Corp.(a)	66	4,996
Cummins, Inc.(a)	31	5,043

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Kennametal, Inc.(a)	127	3,904
Oshkosh Corp.	61	4,624
PACCAR, Inc.	71	4,971
Timken Co. (The)	111	4,829
		28,367
Media - 2.2%
Discovery, Inc., Class C*(a)	172	4,235
DISH Network Corp., Class A*(a)	145	4,940
Liberty Media Corp.-Liberty SiriusXM, Class C*	104	4,364
Nexstar Media Group, Inc., Class A	43	4,399
TEGNA, Inc.	290	4,504
		22,442
Metals & Mining - 1.3%
Nucor Corp.	80	4,073
Reliance Steel & Aluminum Co.	43	4,285
Steel Dynamics, Inc.	174	5,185
		13,543
Mortgage Real Estate Investment Trusts (REITs) - 2.2%
AGNC Investment Corp.(a)	279	4,489
Annaly Capital Management, Inc.	515	4,532
Chimera Investment Corp.(a)	221	4,323
New Residential Investment Corp.	301	4,720
Two Harbors Investment Corp.	354	4,648
		22,712
Multiline Retail - 0.9%
Kohl's Corp.(a)	90	4,469
Macy's, Inc.	285	4,429
		8,898
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.(a)	152	4,587

Oil, Gas & Consumable Fuels - 3.6%
Cimarex Energy Co.	99	4,746
Delek US Holdings, Inc.(a)	130	4,719
EQT Corp.(a)	414	4,405
HollyFrontier Corp.(a)	94	5,042
Marathon Petroleum Corp.	96	5,832
Parsley Energy, Inc., Class A	255	4,284
PBF Energy, Inc., Class A	154	4,188
PDC Energy, Inc.*	152	4,218
		37,434
Paper & Forest Products - 0.4%
Domtar Corp.	110	3,939

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.(a)	97	4,919
Jazz Pharmaceuticals plc*(a)	34	4,357
Perrigo Co. plc	98	5,477
Pfizer, Inc.	119	4,276
		19,029
Professional Services - 0.8%
ManpowerGroup, Inc.	55	4,633
Nielsen Holdings plc	180	3,825
		8,458
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.(a)	29	4,033

Road & Rail - 1.4%
AMERCO	12	4,680
Knight-Swift Transportation Holdings, Inc.(a)	143	5,191
Ryder System, Inc.	80	4,142
		14,013
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.(a)	99	5,101
Micron Technology, Inc.*	93	3,985
MKS Instruments, Inc.	62	5,721
ON Semiconductor Corp.*	269	5,168
Qorvo, Inc.*	66	4,893
Skyworks Solutions, Inc.	58	4,597
		29,465
Software - 1.8%
j2 Global, Inc.(a)	56	5,086
LogMeIn, Inc.	60	4,257
SS&C Technologies Holdings, Inc.	91	4,693
Symantec Corp.	181	4,277
		18,313
Specialty Retail - 1.9%
AutoNation, Inc.*(a)	89	4,512
Dick's Sporting Goods, Inc.(a)	147	5,999
Foot Locker, Inc.(a)	112	4,834
Gap, Inc. (The)(a)	266	4,618
		19,963
Technology Hardware, Storage & Peripherals - 2.3%
Hewlett Packard Enterprise Co.(a)	355	5,385
NCR Corp.*	145	4,576
Seagate Technology plc	84	4,518
Western Digital Corp.	74	4,414
Xerox Holdings Corp.	155	4,636
		23,529
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*(a)	137	4,543
PVH Corp.	55	4,853
		9,396
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.	325	4,088
Radian Group, Inc.	196	4,477
		8,565
Trading Companies & Distributors - 1.4%
Air Lease Corp.(a)	119	4,977
GATX Corp.(a)	63	4,884

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
United Rentals, Inc.*	36	4,487
		14,348
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.	109	4,302

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	152	3,922

TOTAL COMMON STOCKS (Cost $957,086)		916,519

TOTAL LONG POSITIONS (Cost $957,086)		916,519

SHORT POSITIONS - (81.7)%

COMMON STOCKS - (81.7)%

Aerospace & Defense - (2.8)%
Axon Enterprise, Inc.*	(64)	(3,634)
Boeing Co. (The)	(11)	(4,185)
BWX Technologies, Inc.	(69)	(3,947)
HEICO Corp.	(28)	(3,497)
Lockheed Martin Corp.	(13)	(5,071)
Teledyne Technologies, Inc.*	(13)	(4,186)
TransDigm Group, Inc.	(8)	(4,165)
		(28,685)
Banks - (0.9)%
First Financial Bankshares, Inc.	(156)	(5,199)
Glacier Bancorp, Inc.	(108)	(4,370)
		(9,569)
Beverages - (1.4)%
Brown-Forman Corp., Class B	(69)	(4,332)
Coca-Cola Co. (The)	(87)	(4,736)
Monster Beverage Corp.*	(84)	(4,877)
		(13,945)
Biotechnology - (4.5)%
ACADIA Pharmaceuticals, Inc.*	(178)	(6,406)
Agios Pharmaceuticals, Inc.*	(93)	(3,013)
Alnylam Pharmaceuticals, Inc.*	(50)	(4,021)
Exact Sciences Corp.*	(34)	(3,073)
FibroGen, Inc.*	(91)	(3,365)
Immunomedics, Inc.*	(255)	(3,381)
Ionis Pharmaceuticals, Inc.*	(64)	(3,834)
Neurocrine Biosciences, Inc.*	(41)	(3,695)
Sage Therapeutics, Inc.*	(25)	(3,507)
Sarepta Therapeutics, Inc.*	(39)	(2,938)
Seattle Genetics, Inc.*	(66)	(5,636)
Ultragenyx Pharmaceutical, Inc.*	(74)	(3,166)
		(46,035)
Building Products - (1.8)%
Allegion plc	(44)	(4,561)
Armstrong World Industries, Inc.	(48)	(4,641)
Lennox International, Inc.	(19)	(4,616)
Trex Co., Inc.*	(47)	(4,274)
		(18,092)
Capital Markets - (6.2)%
Cboe Global Markets, Inc.	(39)	(4,481)
Charles Schwab Corp. (The)	(114)	(4,769)
CME Group, Inc.	(19)	(4,015)
Eaton Vance Corp.	(94)	(4,223)
FactSet Research Systems, Inc.	(15)	(3,645)
Interactive Brokers Group, Inc., Class A	(88)	(4,733)
Intercontinental Exchange, Inc.	(44)	(4,060)
LPL Financial Holdings, Inc.	(63)	(5,160)
MarketAxess Holdings, Inc.	(10)	(3,275)
Moody's Corp.	(23)	(4,711)
Morningstar, Inc.	(25)	(3,654)
MSCI, Inc.	(19)	(4,137)
Nasdaq, Inc.	(41)	(4,073)
S&P Global, Inc.	(16)	(3,920)
SEI Investments Co.	(84)	(4,977)
		(63,833)
Chemicals - (2.4)%
Air Products & Chemicals, Inc.	(18)	(3,993)
Ecolab, Inc.	(23)	(4,555)
NewMarket Corp.	(9)	(4,249)
RPM International, Inc.	(60)	(4,129)
Scotts Miracle-Gro Co. (The)	(38)	(3,869)
Sherwin-Williams Co. (The)	(8)	(4,399)
		(25,194)
Commercial Services & Supplies - (1.6)%
Cintas Corp.	(15)	(4,021)
Copart, Inc.*	(60)	(4,820)
IAA, Inc.*	(83)	(3,464)
Rollins, Inc.	(120)	(4,088)
		(16,393)
Construction Materials - (0.4)%
Vulcan Materials Co.	(29)	(4,386)

Consumer Finance - (1.2)%
American Express Co.	(34)	(4,021)
Credit Acceptance Corp.*	(9)	(4,152)
FirstCash, Inc.	(46)	(4,217)
		(12,390)
Containers & Packaging - (1.2)%
AptarGroup, Inc.	(38)	(4,501)
Avery Dennison Corp.	(35)	(3,975)
Ball Corp.	(51)	(3,713)
		(12,189)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Distributors - (0.5)%
Pool Corp.	(24)	(4,841)

Diversified Consumer Services - (0.7)%
Bright Horizons Family Solutions, Inc.*	(25)	(3,812)
frontdoor, Inc.*	(80)	(3,886)
		(7,698)
Electric Utilities - (0.8)%
Alliant Energy Corp.	(78)	(4,206)
NextEra Energy, Inc.	(19)	(4,427)
		(8,633)
Electrical Equipment - (0.5)%
Rockwell Automation, Inc.	(31)	(5,109)

Electronic Equipment, Instruments & Components - (0.4)%
Cognex Corp.	(95)	(4,667)

Energy Equipment & Services - (1.5)%
Apergy Corp.*	(124)	(3,354)
Core Laboratories NV	(90)	(4,196)
National Oilwell Varco, Inc.	(170)	(3,604)
TechnipFMC plc	(164)	(3,959)
		(15,113)
Entertainment - (1.1)%
Live Nation Entertainment, Inc.*	(71)	(4,710)
Madison Square Garden Co. (The), Class A*	(15)	(3,953)
Netflix, Inc.*	(12)	(3,212)
		(11,875)
Equity Real Estate Investment Trusts (REITs) - (7.5)%
American Tower Corp.	(20)	(4,423)
Apartment Investment & Management Co., Class A	(80)	(4,171)
CoreSite Realty Corp.	(37)	(4,508)
Crown Castle International Corp.	(28)	(3,892)
CubeSmart	(114)	(3,979)
CyrusOne, Inc.	(55)	(4,350)
EastGroup Properties, Inc.	(33)	(4,126)
Equinix, Inc.	(7)	(4,038)
Equity LifeStyle Properties, Inc.	(35)	(4,676)
Equity Residential	(48)	(4,140)
Essex Property Trust, Inc.	(13)	(4,246)
Extra Space Storage, Inc.	(40)	(4,673)
Federal Realty Investment Trust	(33)	(4,493)
Prologis, Inc.	(49)	(4,176)
Public Storage	(18)	(4,415)
SBA Communications Corp.	(15)	(3,617)
Sun Communities, Inc.	(34)	(5,047)
UDR, Inc.	(85)	(4,121)
		(77,091)
Food Products - (0.8)%
Hershey Co. (The)	(26)	(4,030)
McCormick & Co., Inc. (Non-Voting)	(25)	(3,907)
		(7,937)
Gas Utilities - (1.3)%
Atmos Energy Corp.	(37)	(4,214)
New Jersey Resources Corp.	(105)	(4,748)
ONE Gas, Inc.	(44)	(4,229)
		(13,191)
Health Care Equipment & Supplies - (3.1)%
ABIOMED, Inc.*	(21)	(3,736)
DexCom, Inc.*	(24)	(3,582)
Edwards Lifesciences Corp.*	(18)	(3,958)
Haemonetics Corp.*	(31)	(3,910)
IDEXX Laboratories, Inc.*	(14)	(3,807)
Insulet Corp.*	(27)	(4,453)
Intuitive Surgical, Inc.*	(9)	(4,859)
Penumbra, Inc.*	(30)	(4,035)
		(32,340)
Health Care Technology - (0.4)%
Veeva Systems, Inc., Class A*	(28)	(4,275)

Hotels, Restaurants & Leisure - (3.6)%
Chipotle Mexican Grill, Inc.*	(5)	(4,202)
Churchill Downs, Inc.	(33)	(4,074)
Domino's Pizza, Inc.	(17)	(4,158)
Dunkin' Brands Group, Inc.	(58)	(4,603)
Hilton Worldwide Holdings, Inc.	(48)	(4,469)
McDonald's Corp.	(19)	(4,080)
Planet Fitness, Inc., Class A*	(56)	(3,241)
Wendy's Co. (The)	(185)	(3,696)
Yum! Brands, Inc.	(42)	(4,764)
		(37,287)
Household Products - (1.3)%
Church & Dwight Co., Inc.	(58)	(4,364)
Clorox Co. (The)	(31)	(4,708)
Colgate-Palmolive Co.	(62)	(4,558)
		(13,630)
Industrial Conglomerates - (0.4)%
Roper Technologies, Inc.	(12)	(4,279)

Insurance - (5.3)%
Aon plc	(24)	(4,646)
Arthur J Gallagher & Co.	(51)	(4,568)
Brown & Brown, Inc.	(136)	(4,904)
Cincinnati Financial Corp.	(44)	(5,133)
Erie Indemnity Co., Class A	(20)	(3,713)
Markel Corp.*	(4)	(4,728)
Marsh & McLennan Cos., Inc.	(41)	(4,102)
Primerica, Inc.	(34)	(4,326)
Progressive Corp. (The)	(54)	(4,172)
RLI Corp.	(50)	(4,645)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
White Mountains Insurance Group Ltd.	(4)	(4,320)
WR Berkley Corp.	(69)	(4,984)
		(54,241)
Interactive Media & Services - (1.1)%
IAC/InterActiveCorp*	(16)	(3,488)
Snap, Inc., Class A*	(258)	(4,076)
Zillow Group, Inc., Class C*	(114)	(3,400)
		(10,964)
Internet & Direct Marketing Retail - (1.4)%
Amazon.com, Inc.*	(2)	(3,472)
Etsy, Inc.*	(66)	(3,729)
GrubHub, Inc.*	(65)	(3,654)
Wayfair, Inc., Class A*	(29)	(3,251)
		(14,106)
IT Services - (2.4)%
Gartner, Inc.*	(34)	(4,862)
Mastercard, Inc., Class A	(17)	(4,617)
Okta, Inc.*	(38)	(3,741)
Square, Inc., Class A*	(58)	(3,593)
Twilio, Inc., Class A*	(31)	(3,409)
VeriSign, Inc.*	(22)	(4,150)
		(24,372)
Leisure Products - (0.4)%
Mattel, Inc.*	(348)	(3,964)

Life Sciences Tools & Services - (0.4)%
Illumina, Inc.*	(14)	(4,259)

Machinery - (1.8)%
Donaldson Co., Inc.	(91)	(4,739)
Graco, Inc.	(91)	(4,190)
IDEX Corp.	(28)	(4,588)
Toro Co. (The)	(69)	(5,058)
		(18,575)
Media - (0.8)%
Cable One, Inc.	(3)	(3,764)
New York Times Co. (The), Class A	(143)	(4,073)
		(7,837)
Metals & Mining - (0.4)%
Royal Gold, Inc.	(31)	(3,820)

Multiline Retail - (0.4)%
Ollie's Bargain Outlet Holdings, Inc.*	(74)	(4,339)

Multi-Utilities - (1.4)%
CMS Energy Corp.	(76)	(4,860)
NiSource, Inc.	(155)	(4,638)
WEC Energy Group, Inc.	(53)	(5,040)
		(14,538)
Oil, Gas & Consumable Fuels - (1.7)%
Cheniere Energy, Inc.*	(81)	(5,108)
Hess Corp.	(65)	(3,931)
ONEOK, Inc.	(57)	(4,200)
Williams Cos., Inc. (The)	(178)	(4,283)
		(17,522)
Personal Products - (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(21)	(4,178)

Professional Services - (2.0)%
CoStar Group, Inc.*	(8)	(4,746)
Equifax, Inc.	(28)	(3,939)
Insperity, Inc.	(37)	(3,649)
TransUnion	(49)	(3,974)
Verisk Analytics, Inc.	(25)	(3,953)
		(20,261)
Semiconductors & Semiconductor Equipment - (0.8)%
Advanced Micro Devices, Inc.*	(156)	(4,523)
Universal Display Corp.	(20)	(3,358)
		(7,881)
Software - (8.4)%
Adobe, Inc.*	(14)	(3,868)
Aspen Technology, Inc.*	(38)	(4,677)
Autodesk, Inc.*	(33)	(4,874)
Cadence Design Systems, Inc.*	(60)	(3,965)
Fair Isaac Corp.*	(12)	(3,642)
Guidewire Software, Inc.*	(43)	(4,531)
HubSpot, Inc.*	(20)	(3,032)
Intuit, Inc.	(14)	(3,723)
Manhattan Associates, Inc.*	(50)	(4,034)
New Relic, Inc.*	(71)	(4,363)
Nutanix, Inc., Class A*	(159)	(4,174)
Paycom Software, Inc.*	(16)	(3,352)
Pegasystems, Inc.	(59)	(4,015)
Proofpoint, Inc.*	(38)	(4,904)
RingCentral, Inc., Class A*	(29)	(3,644)
salesforce.com, Inc.*	(26)	(3,859)
ServiceNow, Inc.*	(16)	(4,062)
Splunk, Inc.*	(40)	(4,714)
Tyler Technologies, Inc.*	(16)	(4,200)
Workday, Inc., Class A*	(24)	(4,079)
Zendesk, Inc.*	(60)	(4,373)
		(86,085)
Specialty Retail - (1.2)%
Five Below, Inc.*	(39)	(4,918)
Floor & Decor Holdings, Inc., Class A*	(83)	(4,246)
Ulta Beauty, Inc.*	(13)	(3,258)
		(12,422)
Textiles, Apparel & Luxury Goods - (1.4)%
Lululemon Athletica, Inc.*	(26)	(5,006)
NIKE, Inc., Class B	(48)	(4,508)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
VF Corp.	(50)	(4,450)
		(13,964)
Trading Companies & Distributors - (0.8)%
SiteOne Landscape Supply, Inc.*	(52)	(3,849)
Watsco, Inc.	(29)	(4,906)
		(8,755)
Water Utilities - (0.9)%
American Water Works Co., Inc.	(38)	(4,721)
Aqua America, Inc.	(109)	(4,886)
		(9,607)
TOTAL COMMON STOCKS (Proceeds $(694,869))		(840,367)

TOTAL SHORT POSITIONS (Proceeds $(694,869))		(840,367)

Total Investments - 7.4% (Cost $262,217)		76,152
Other Assets Less Liabilities - 92.6%		952,575
Net Assets - 100.0%		1,028,727

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $461,474.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2019

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	116,523	9/30/2021	Morgan Stanley	2.42%	Dow Jones U.S. Relative Value Total Return Index(4)	—
USD	(135,297)	9/30/2021	Morgan Stanley	(1.62)%	Dow Jones U.S. Short Relative Value Total Return Index(5)	—
						—

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Relative Value Total Return Index (DJLSVT) is designed to measure the performance of 200 companies ranked as undervalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.
(5)	The Dow Jones U.S. Short Relative Value Total Return Index (DJSSVT) is designed to measure the performance of 200 companies ranked as overvalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 91.0%

COMMON STOCKS - 91.0%

Airlines - 0.4%
Spirit Airlines, Inc.*	87	3,158

Auto Components - 0.5%
Dana, Inc.(a)	276	3,985

Banks - 7.0%
Associated Banc-Corp.(a)	183	3,706
Bank of Hawaii Corp.(a)	53	4,554
Bank OZK	139	3,791
BankUnited, Inc.(a)	124	4,169
Cathay General Bancorp(a)	120	4,168
FNB Corp.(a)	364	4,197
Fulton Financial Corp.(a)	248	4,013
Glacier Bancorp, Inc.(a)	98	3,965
Hancock Whitney Corp.(a)	98	3,753
Home BancShares, Inc.(a)	220	4,135
Investors Bancorp, Inc.(a)	386	4,385
UMB Financial Corp.	59	3,810
Umpqua Holdings Corp.	234	3,852
United Bankshares, Inc.	119	4,506
Valley National Bancorp	398	4,326
		61,330
Biotechnology - 2.8%
ACADIA Pharmaceuticals, Inc.*(a)	137	4,931
Agios Pharmaceuticals, Inc.*(a)	87	2,819
Alkermes plc*(a)	180	3,512
FibroGen, Inc.*(a)	84	3,106
Ligand Pharmaceuticals, Inc.*(a)	34	3,384
Ultragenyx Pharmaceutical, Inc.*	66	2,823
United Therapeutics Corp.*	48	3,828
		24,403
Capital Markets - 3.3%
Evercore, Inc., Class A(a)	52	4,165
Federated Investors, Inc., Class B(a)	143	4,634
Interactive Brokers Group, Inc., Class A(a)	74	3,980
Janus Henderson Group plc(a)	184	4,133
Legg Mason, Inc.(a)	112	4,277
Morningstar, Inc.(a)	23	3,361
Stifel Financial Corp.	78	4,476
		29,026
Chemicals - 2.8%
Element Solutions, Inc.*(a)	423	4,306
Ingevity Corp.*	49	4,157
NewMarket Corp.(a)	8	3,777
PolyOne Corp.	118	3,853
Sensient Technologies Corp.	59	4,050
Westlake Chemical Corp.	70	4,586
		24,729
Commercial Services & Supplies - 2.5%
Brink's Co. (The)(a)	54	4,480
Clean Harbors, Inc.*(a)	51	3,937
MSA Safety, Inc.(a)	39	4,255
Stericycle, Inc.*	96	4,889
Tetra Tech, Inc.	46	3,991
		21,552
Communications Equipment - 1.3%
CommScope Holding Co., Inc.*(a)	354	4,163
Lumentum Holdings, Inc.*(a)	67	3,589
Viavi Solutions, Inc.*	271	3,795
		11,547
Construction & Engineering - 1.0%
MasTec, Inc.*(a)	60	3,896
Valmont Industries, Inc.	33	4,568
		8,464
Construction Materials - 0.5%
Eagle Materials, Inc.(a)	45	4,050

Consumer Finance - 0.9%
Navient Corp.(a)	308	3,942
Santander Consumer USA Holdings, Inc.	145	3,699
		7,641
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*(a)	90	3,428
Graham Holdings Co., Class B(a)	6	3,981
		7,409
Electric Utilities - 1.0%
ALLETE, Inc.(a)	49	4,283
PNM Resources, Inc.	86	4,479
		8,762
Electrical Equipment - 1.4%
EnerSys(a)	72	4,748
nVent Electric plc	187	4,121
Regal Beloit Corp.	53	3,861
		12,730
Electronic Equipment, Instruments & Components - 3.1%
Belden, Inc.(a)	78	4,160
Coherent, Inc.*(a)	26	3,997
Dolby Laboratories, Inc., Class A(a)	64	4,137
Jabil, Inc.(a)	149	5,330
SYNNEX Corp.	43	4,855
Tech Data Corp.*	42	4,378
		26,857
Energy Equipment & Services - 1.6%
Apergy Corp.*(a)	129	3,489
Core Laboratories NV(a)	84	3,916
Patterson-UTI Energy, Inc.	378	3,232

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Transocean Ltd.*	832	3,719
		14,356
Entertainment - 0.5%
Cinemark Holdings, Inc.(a)	111	4,289

Equity Real Estate Investment Trusts (REITs) - 8.3%
Brandywine Realty Trust(a)	270	4,091
Columbia Property Trust, Inc.(a)	186	3,934
CoreCivic, Inc.(a)	187	3,231
Corporate Office Properties Trust	144	4,288
GEO Group, Inc. (The)(a)	185	3,208
Macerich Co. (The)(a)	132	4,170
National Health Investors, Inc.	51	4,202
Outfront Media, Inc.	162	4,500
Paramount Group, Inc.	301	4,018
Physicians Realty Trust(a)	218	3,870
Piedmont Office Realty Trust, Inc., Class A	197	4,113
Retail Properties of America, Inc., Class A	341	4,201
RLJ Lodging Trust	233	3,959
Spirit Realty Capital, Inc.	94	4,499
Sunstone Hotel Investors, Inc.	300	4,122
Taubman Centers, Inc.	91	3,716
Urban Edge Properties	232	4,591
Weingarten Realty Investors	155	4,515
		73,228
Food & Staples Retailing - 0.8%
Performance Food Group Co.*	81	3,727
Sprouts Farmers Market, Inc.*	186	3,597
		7,324
Food Products - 1.8%
Darling Ingredients, Inc.*(a)	198	3,788
Flowers Foods, Inc.(a)	180	4,163
Lancaster Colony Corp.(a)	27	3,744
TreeHouse Foods, Inc.*	71	3,937
		15,632
Gas Utilities - 2.4%
New Jersey Resources Corp.	89	4,025
ONE Gas, Inc.	46	4,421
South Jersey Industries, Inc.	116	3,818
Southwest Gas Holdings, Inc.	47	4,279
Spire, Inc.	48	4,187
		20,730
Health Care Equipment & Supplies - 2.9%
Cantel Medical Corp.(a)	41	3,067
Globus Medical, Inc., Class A*(a)	74	3,783
ICU Medical, Inc.*(a)	18	2,873
Integra LifeSciences Holdings Corp.*(a)	63	3,784
LivaNova plc*(a)	56	4,132
NuVasive, Inc.*	59	3,739
Penumbra, Inc.*	28	3,766
		25,144
Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc.*(a)	124	3,854
HealthEquity, Inc.*(a)	61	3,486
MEDNAX, Inc.*(a)	164	3,709
		11,049
Health Care Technology - 0.5%
Teladoc Health, Inc.*	68	4,605

Hotels, Restaurants & Leisure - 4.2%
Choice Hotels International, Inc.(a)	49	4,359
Cracker Barrel Old Country Store, Inc.(a)	24	3,904
Extended Stay America, Inc.	236	3,455
Hyatt Hotels Corp., Class A(a)	60	4,420
Jack in the Box, Inc.(a)	51	4,647
Marriott Vacations Worldwide Corp.	44	4,559
Texas Roadhouse, Inc.	79	4,149
Wendy's Co. (The)	171	3,416
Wyndham Destinations, Inc.	85	3,912
		36,821
Household Durables - 1.0%
Helen of Troy Ltd.*(a)	30	4,730
Tempur Sealy International, Inc.*	49	3,783
		8,513
Household Products - 0.5%
Energizer Holdings, Inc.(a)	96	4,184

Insurance - 1.4%
CNO Financial Group, Inc.(a)	251	3,973
ProAssurance Corp.	106	4,269
RLI Corp.	47	4,367
		12,609
Interactive Media & Services - 0.5%
Yelp, Inc.*	130	4,518

IT Services - 2.2%
CoreLogic, Inc.*(a)	78	3,609
KBR, Inc.(a)	148	3,632
LiveRamp Holdings, Inc.*	80	3,437
Perspecta, Inc.	146	3,814
Science Applications International Corp.	52	4,542
		19,034
Life Sciences Tools & Services - 0.9%
Bruker Corp.(a)	95	4,173
Syneos Health, Inc.*	72	3,831
		8,004
Machinery - 2.3%
Barnes Group, Inc.(a)	78	4,020

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Colfax Corp.*(a)	139	4,039
Kennametal, Inc.(a)	131	4,027
Timken Co. (The)	91	3,959
Trinity Industries, Inc.	208	4,094
		20,139
Media - 2.6%
AMC Networks, Inc., Class A*(a)	76	3,736
John Wiley & Sons, Inc., Class A(a)	96	4,218
Liberty Latin America Ltd., Class C*(a)	226	3,863
New York Times Co. (The), Class A	129	3,674
Sinclair Broadcast Group, Inc., Class A	75	3,206
TEGNA, Inc.	264	4,100
		22,797
Metals & Mining - 0.9%
Alcoa Corp.*(a)	212	4,255
Allegheny Technologies, Inc.*(a)	188	3,807
		8,062
Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Chimera Investment Corp.(a)	225	4,401
MFA Financial, Inc.(a)	560	4,121
Two Harbors Investment Corp.	328	4,307
		12,829
Multi-Utilities - 0.9%
Black Hills Corp.(a)	53	4,067
NorthWestern Corp.	57	4,278
		8,345
Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Energy Corp.*	2,071	2,920
Continental Resources, Inc.*(a)	115	3,541
Equitrans Midstream Corp.(a)	280	4,074
PBF Energy, Inc., Class A	155	4,215
PDC Energy, Inc.*	127	3,524
		18,274
Paper & Forest Products - 0.8%
Domtar Corp.	92	3,295
Louisiana-Pacific Corp.(a)	168	4,129
		7,424
Personal Products - 1.3%
Coty, Inc., Class A(a)	326	3,426
Herbalife Nutrition Ltd.*(a)	110	4,165
Nu Skin Enterprises, Inc., Class A	87	3,700
		11,291
Pharmaceuticals - 0.9%
Horizon Therapeutics plc*(a)	136	3,703
Nektar Therapeutics*	217	3,953
		7,656
Professional Services - 1.3%
ASGN, Inc.*(a)	61	3,834
FTI Consulting, Inc.*(a)	35	3,710
TriNet Group, Inc.*	56	3,483
		11,027
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc.(a)	110	3,993
Ryder System, Inc.	79	4,090
		8,083
Semiconductors & Semiconductor Equipment - 2.4%
Cirrus Logic, Inc.*(a)	70	3,751
First Solar, Inc.*(a)	70	4,061
MKS Instruments, Inc.(a)	56	5,168
Semtech Corp.*	89	4,326
Silicon Laboratories, Inc.*	35	3,897
		21,203
Software - 3.9%
ACI Worldwide, Inc.*(a)	133	4,166
Blackbaud, Inc.(a)	42	3,794
FireEye, Inc.*(a)	255	3,402
j2 Global, Inc.(a)	48	4,359
LogMeIn, Inc.(a)	53	3,761
New Relic, Inc.*(a)	66	4,056
Nutanix, Inc., Class A*	149	3,911
Teradata Corp.*	123	3,813
Verint Systems, Inc.*	71	3,038
		34,300
Specialty Retail - 2.1%
American Eagle Outfitters, Inc.(a)	210	3,406
AutoNation, Inc.*(a)	80	4,056
Floor & Decor Holdings, Inc., Class A*(a)	77	3,938
Lithia Motors, Inc., Class A(a)	29	3,839
Murphy USA, Inc.*(a)	42	3,583
		18,822
Technology Hardware, Storage & Peripherals - 1.0%
NCR Corp.*(a)	132	4,166
Pure Storage, Inc., Class A*	253	4,286
		8,452
Textiles, Apparel & Luxury Goods - 2.5%
Carter's, Inc.(a)	44	4,013
Columbia Sportswear Co.(a)	40	3,876
Deckers Outdoor Corp.*(a)	29	4,273
Skechers U.S.A., Inc., Class A*	144	5,378
Wolverine World Wide, Inc.	144	4,070
		21,610
Thrifts & Mortgage Finance - 0.4%
Washington Federal, Inc.	106	3,921

Trading Companies & Distributors - 2.3%
Air Lease Corp.(a)	105	4,391
MSC Industrial Direct Co., Inc., Class A(a)	57	4,134

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
SiteOne Landscape Supply, Inc.*	48	3,553
Univar Solutions, Inc.*	199	4,131
WESCO International, Inc.*	79	3,774
		19,983
Transportation Infrastructure - 0.4%
Macquarie Infrastructure Corp.(a)	95	3,750

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	139	3,586

TOTAL COMMON STOCKS (Cost $832,783)		797,237

TOTAL LONG POSITIONS (Cost $832,783)		797,237

SHORT POSITIONS - (91.6)%

COMMON STOCKS - (91.6)%

Aerospace & Defense - (2.1)%
Boeing Co. (The)	(10)	(3,805)
General Dynamics Corp.	(19)	(3,472)
Lockheed Martin Corp.	(9)	(3,510)
Northrop Grumman Corp.	(10)	(3,748)
United Technologies Corp.	(31)	(4,232)
		(18,767)
Air Freight & Logistics - (0.8)%
FedEx Corp.	(23)	(3,348)
United Parcel Service, Inc., Class B	(31)	(3,715)
		(7,063)
Airlines - (1.0)%
Delta Air Lines, Inc.	(76)	(4,377)
Southwest Airlines Co.	(82)	(4,429)
		(8,806)
Automobiles - (1.3)%
Ford Motor Co.	(416)	(3,811)
General Motors Co.	(107)	(4,010)
Tesla, Inc.*	(16)	(3,854)
		(11,675)
Banks - (3.6)%
Bank of America Corp.	(153)	(4,463)
BB&T Corp.	(88)	(4,697)
Citigroup, Inc.	(67)	(4,628)
JPMorgan Chase & Co.	(38)	(4,472)
PNC Financial Services Group, Inc. (The)	(30)	(4,205)
US Bancorp	(81)	(4,483)
Wells Fargo & Co.	(83)	(4,186)
		(31,134)
Beverages - (0.9)%
Coca-Cola Co. (The)	(67)	(3,648)
PepsiCo, Inc.	(31)	(4,250)
		(7,898)
Biotechnology - (1.8)%
AbbVie, Inc.	(53)	(4,013)
Amgen, Inc.	(18)	(3,483)
Biogen, Inc.*	(18)	(4,191)
Gilead Sciences, Inc.	(59)	(3,739)
		(15,426)
Building Products - (0.5)%
Johnson Controls International plc	(102)	(4,477)

Capital Markets - (4.4)%
Bank of New York Mellon Corp. (The)	(84)	(3,798)
BlackRock, Inc.	(10)	(4,456)
Charles Schwab Corp. (The)	(95)	(3,974)
CME Group, Inc.	(17)	(3,593)
Goldman Sachs Group, Inc. (The)	(20)	(4,145)
Intercontinental Exchange, Inc.	(39)	(3,598)
Moody's Corp.	(17)	(3,482)
Morgan Stanley	(101)	(4,310)
S&P Global, Inc.	(14)	(3,430)
State Street Corp.	(71)	(4,202)
		(38,988)
Chemicals - (4.1)%
Air Products & Chemicals, Inc.	(19)	(4,215)
Corteva, Inc.	(123)	(3,444)
Dow, Inc.	(83)	(3,955)
DuPont de Nemours, Inc.	(43)	(3,066)
Ecolab, Inc.	(21)	(4,159)
Linde plc	(19)	(3,681)
LyondellBasell Industries NV, Class A	(53)	(4,742)
PPG Industries, Inc.	(39)	(4,622)
Sherwin-Williams Co. (The)	(7)	(3,849)
		(35,733)
Commercial Services & Supplies - (0.5)%
Waste Management, Inc.	(36)	(4,140)

Communications Equipment - (0.5)%
Cisco Systems, Inc.	(82)	(4,052)

Consumer Finance - (1.4)%
American Express Co.	(34)	(4,022)
Capital One Financial Corp.	(45)	(4,094)
Discover Financial Services	(46)	(3,730)
		(11,846)
Containers & Packaging - (0.4)%
Ball Corp.	(45)	(3,276)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Diversified Financial Services - (0.5)%
Berkshire Hathaway, Inc., Class B*	(19)	(3,952)

Diversified Telecommunication Services - (0.5)%
AT&T, Inc.	(104)	(3,935)

Electric Utilities - (2.5)%
American Electric Power Co., Inc.	(46)	(4,310)
Duke Energy Corp.	(48)	(4,601)
Exelon Corp.	(82)	(3,961)
NextEra Energy, Inc.	(20)	(4,660)
Southern Co. (The)	(74)	(4,571)
		(22,103)
Electrical Equipment - (0.9)%
Eaton Corp. plc	(45)	(3,742)
Emerson Electric Co.	(59)	(3,944)
		(7,686)
Electronic Equipment, Instruments & Components - (1.0)%
Amphenol Corp., Class A	(49)	(4,729)
TE Connectivity Ltd.	(47)	(4,379)
		(9,108)
Energy Equipment & Services - (0.4)%
Schlumberger Ltd.	(114)	(3,895)

Entertainment - (1.7)%
Activision Blizzard, Inc.	(72)	(3,810)
Electronic Arts, Inc.*	(44)	(4,304)
Netflix, Inc.*	(12)	(3,211)
Walt Disney Co. (The)	(30)	(3,910)
		(15,235)
Equity Real Estate Investment Trusts (REITs) - (8.1)%
American Tower Corp.	(19)	(4,202)
AvalonBay Communities, Inc.	(19)	(4,091)
Boston Properties, Inc.	(32)	(4,149)
Crown Castle International Corp.	(30)	(4,170)
Digital Realty Trust, Inc.	(33)	(4,284)
Equinix, Inc.	(8)	(4,614)
Equity Residential	(51)	(4,399)
Essex Property Trust, Inc.	(13)	(4,246)
HCP, Inc.	(124)	(4,418)
Prologis, Inc.	(53)	(4,517)
Public Storage	(17)	(4,170)
Realty Income Corp.	(56)	(4,294)
SBA Communications Corp.	(14)	(3,376)
Simon Property Group, Inc.	(23)	(3,580)
Ventas, Inc.	(50)	(3,652)
Welltower, Inc.	(48)	(4,351)
Weyerhaeuser Co.	(161)	(4,460)
		(70,973)
Food & Staples Retailing - (1.4)%
Costco Wholesale Corp.	(12)	(3,457)
Walgreens Boots Alliance, Inc.	(80)	(4,425)
Walmart, Inc.	(39)	(4,629)
		(12,511)
Food Products - (0.5)%
Mondelez International, Inc., Class A	(77)	(4,260)

Health Care Equipment & Supplies - (3.2)%
Abbott Laboratories	(52)	(4,351)
Becton Dickinson and Co.	(17)	(4,300)
Boston Scientific Corp.*	(105)	(4,273)
Danaher Corp.	(26)	(3,755)
Intuitive Surgical, Inc.*	(8)	(4,319)
Medtronic plc	(34)	(3,693)
Stryker Corp.	(17)	(3,677)
		(28,368)
Health Care Providers & Services - (1.8)%
Anthem, Inc.	(15)	(3,602)
Cigna Corp.	(27)	(4,098)
CVS Health Corp.	(73)	(4,604)
UnitedHealth Group, Inc.	(17)	(3,694)
		(15,998)
Hotels, Restaurants & Leisure - (3.0)%
Carnival Corp.	(78)	(3,409)
Hilton Worldwide Holdings, Inc.	(44)	(4,097)
Las Vegas Sands Corp.	(68)	(3,928)
Marriott International, Inc., Class A	(32)	(3,980)
McDonald's Corp.	(20)	(4,294)
Starbucks Corp.	(38)	(3,360)
Yum! Brands, Inc.	(31)	(3,516)
		(26,584)
Household Products - (0.9)%
Colgate-Palmolive Co.	(57)	(4,190)
Procter & Gamble Co. (The)	(30)	(3,731)
		(7,921)
Industrial Conglomerates - (1.8)%
3M Co.	(25)	(4,110)
General Electric Co.	(407)	(3,638)
Honeywell International, Inc.	(24)	(4,061)
Roper Technologies, Inc.	(11)	(3,923)
		(15,732)
Insurance - (4.7)%
Aflac, Inc.	(77)	(4,029)
Allstate Corp. (The)	(41)	(4,456)
American International Group, Inc.	(77)	(4,289)
Aon plc	(22)	(4,258)
Chubb Ltd.	(27)	(4,359)
Marsh & McLennan Cos., Inc.	(41)	(4,102)
MetLife, Inc.	(94)	(4,433)
Progressive Corp. (The)	(50)	(3,862)
Prudential Financial, Inc.	(42)	(3,778)
Travelers Cos., Inc. (The)	(27)	(4,015)
		(41,581)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Interactive Media & Services - (0.9)%
Alphabet, Inc., Class C*	(3)	(3,657)
Facebook, Inc., Class A*	(22)	(3,918)
		(7,575)
Internet & Direct Marketing Retail - (1.2)%
Amazon.com, Inc.*	(2)	(3,472)
Booking Holdings, Inc.*	(2)	(3,925)
eBay, Inc.	(91)	(3,547)
		(10,944)
IT Services - (4.0)%
Accenture plc, Class A	(22)	(4,232)
Automatic Data Processing, Inc.	(25)	(4,036)
Cognizant Technology Solutions Corp., Class A	(59)	(3,556)
Fidelity National Information Services, Inc.	(33)	(4,381)
Fiserv, Inc.*	(34)	(3,522)
International Business Machines Corp.	(27)	(3,926)
Mastercard, Inc., Class A	(13)	(3,530)
PayPal Holdings, Inc.*	(36)	(3,729)
Visa, Inc., Class A	(24)	(4,128)
		(35,040)
Life Sciences Tools & Services - (0.5)%
Thermo Fisher Scientific, Inc.	(15)	(4,369)

Machinery - (3.5)%
Caterpillar, Inc.	(33)	(4,168)
Cummins, Inc.	(28)	(4,555)
Deere & Co.	(26)	(4,386)
Illinois Tool Works, Inc.	(24)	(3,756)
Ingersoll-Rand plc	(33)	(4,066)
PACCAR, Inc.	(66)	(4,620)
Parker-Hannifin Corp.	(26)	(4,696)
		(30,247)
Media - (1.0)%
Charter Communications, Inc., Class A*	(10)	(4,121)
Comcast Corp., Class A	(96)	(4,328)
		(8,449)
Metals & Mining - (0.4)%
Newmont Goldcorp Corp.	(92)	(3,489)

Multiline Retail - (1.4)%
Dollar General Corp.	(24)	(3,815)
Dollar Tree, Inc.*	(39)	(4,452)
Target Corp.	(34)	(3,635)
		(11,902)
Multi-Utilities - (2.0)%
Consolidated Edison, Inc.	(46)	(4,346)
Dominion Energy, Inc.	(57)	(4,619)
Public Service Enterprise Group, Inc.	(67)	(4,160)
Sempra Energy	(30)	(4,428)
		(17,553)
Oil, Gas & Consumable Fuels - (3.6)%
Chevron Corp.	(34)	(4,032)
ConocoPhillips	(66)	(3,761)
EOG Resources, Inc.	(45)	(3,340)
Exxon Mobil Corp.	(55)	(3,884)
Kinder Morgan, Inc.	(197)	(4,060)
Marathon Petroleum Corp.	(86)	(5,224)
Occidental Petroleum Corp.	(79)	(3,513)
Phillips 66	(37)	(3,789)
		(31,603)
Pharmaceuticals - (2.6)%
Bristol-Myers Squibb Co.	(87)	(4,412)
Eli Lilly & Co.	(36)	(4,026)
Johnson & Johnson	(29)	(3,752)
Merck & Co., Inc.	(42)	(3,535)
Pfizer, Inc.	(92)	(3,306)
Zoetis, Inc.	(29)	(3,613)
		(22,644)
Real Estate Management & Development - (0.5)%
CBRE Group, Inc., Class A*	(85)	(4,506)

Road & Rail - (1.3)%
CSX Corp.	(53)	(3,671)
Norfolk Southern Corp.	(20)	(3,593)
Union Pacific Corp.	(25)	(4,050)
		(11,314)
Semiconductors & Semiconductor Equipment - (4.1)%
Analog Devices, Inc.	(40)	(4,469)
Applied Materials, Inc.	(76)	(3,793)
Broadcom, Inc.	(15)	(4,141)
Intel Corp.	(80)	(4,122)
Lam Research Corp.	(17)	(3,929)
Micron Technology, Inc.*	(81)	(3,471)
NVIDIA Corp.	(26)	(4,526)
QUALCOMM, Inc.	(47)	(3,585)
Texas Instruments, Inc.	(29)	(3,748)
		(35,784)
Software - (3.1)%
Adobe, Inc.*	(13)	(3,591)
Autodesk, Inc.*	(24)	(3,545)
Intuit, Inc.	(13)	(3,457)
Microsoft Corp.	(32)	(4,449)
Oracle Corp.	(81)	(4,457)
salesforce.com, Inc.*	(26)	(3,860)
ServiceNow, Inc.*	(15)	(3,808)
		(27,167)
Specialty Retail - (2.6)%
AutoZone, Inc.*	(3)	(3,254)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Home Depot, Inc. (The)	(16)	(3,712)
Lowe's Cos., Inc.	(33)	(3,629)
O'Reilly Automotive, Inc.*	(12)	(4,782)
Ross Stores, Inc.	(34)	(3,735)
TJX Cos., Inc. (The)	(66)	(3,679)
		(22,791)
Technology Hardware, Storage & Peripherals - (0.9)%
Apple, Inc.	(18)	(4,032)
HP, Inc.	(211)	(3,992)
		(8,024)
Textiles, Apparel & Luxury Goods - (1.0)%
NIKE, Inc., Class B	(49)	(4,602)
VF Corp.	(48)	(4,272)
		(8,874)
Tobacco - (0.8)%
Altria Group, Inc.	(80)	(3,272)
Philip Morris International, Inc.	(53)	(4,024)
		(7,296)
TOTAL COMMON STOCKS (Proceeds $(695,627))		(802,694)

TOTAL SHORT POSITIONS (Proceeds $(695,627))		(802,694)

Total Investments - (0.6)% (Cost $137,156)		(5,457)
Other Assets Less Liabilities - 100.6%		882,053
Net Assets - 100.0%		876,596

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $441,077.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2019 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2019

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	112,285	9/30/2021	Morgan Stanley	2.32%	Dow Jones U.S. Thematic Long Size Total Return Index(4)	—
USD	(134,189)	9/30/2021	Morgan Stanley	(1.62)%	Dow Jones U.S. Thematic Short Size Total Return Index(5)	—
						—

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Thematic Long Size Total Return Index (DJTLSST) is designed to measure the performance of 200 companies ranked as the smallest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.
(5)	The Dow Jones U.S. Thematic Short Size Total Return Index (DJTSSST) is designed to measure the performance of 200 companies ranked as the largest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.

Abbreviations

USD     US Dollar

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 92.1%

COMMON STOCKS - 92.1%

Aerospace & Defense - 2.3%
Axon Enterprise, Inc.*(a)	7,740	439,477
L3Harris Technologies, Inc.	2,150	448,576
Lockheed Martin Corp.	1,204	469,632
Northrop Grumman Corp.	1,290	483,479
United Technologies Corp.	3,526	481,370
		2,322,534
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.(a)	5,504	466,629

Automobiles - 0.5%
Tesla, Inc.*	2,064	497,156

Banks - 0.5%
Bank of Hawaii Corp.(a)	5,590	480,349

Beverages - 0.5%
Coca-Cola Co. (The)	8,428	458,820

Biotechnology - 0.8%
Neurocrine Biosciences, Inc.*	4,644	418,471
United Therapeutics Corp.*	5,590	445,802
		864,273
Building Products - 1.4%
Allegion plc(a)	4,816	499,178
Lennox International, Inc.	1,806	438,804
Owens Corning	8,084	510,909
		1,448,891
Capital Markets - 2.1%
Cboe Global Markets, Inc.(a)	3,870	444,702
CME Group, Inc.(a)	2,150	454,381
Federated Investors, Inc., Class B(a)	14,448	468,260
MarketAxess Holdings, Inc.	1,204	394,310
Morningstar, Inc.	2,838	414,745
		2,176,398
Chemicals - 2.8%
DuPont de Nemours, Inc.(a)	6,794	484,480
International Flavors & Fragrances, Inc.(a)	4,214	517,015
Linde plc	2,494	483,138
NewMarket Corp.	946	446,597
Valvoline, Inc.	20,468	450,910
WR Grace & Co.(a)	6,880	459,309
		2,841,449
Commercial Services & Supplies - 2.2%
Copart, Inc.*(a)	6,106	490,495
KAR Auction Services, Inc.	17,286	424,371
MSA Safety, Inc.	4,386	478,557
Republic Services, Inc.	5,160	446,598
Waste Management, Inc.	3,870	445,050
		2,285,071
Communications Equipment - 0.9%
Juniper Networks, Inc.	20,038	495,940
Motorola Solutions, Inc.	2,580	439,658
		935,598
Containers & Packaging - 0.9%
Sealed Air Corp.	11,524	478,361
Sonoco Products Co.	8,084	470,570
		948,931
Diversified Consumer Services - 1.3%
Graham Holdings Co., Class B(a)	688	456,454
H&R Block, Inc.(a)	19,092	450,953
ServiceMaster Global Holdings, Inc.*	8,170	456,703
		1,364,110
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	7,912	477,568

Electric Utilities - 2.3%
Avangrid, Inc.(a)	9,116	476,311
Duke Energy Corp.(a)	4,988	478,150
Evergy, Inc.(a)	7,138	475,105
Hawaiian Electric Industries, Inc.(a)	10,406	474,618
Pinnacle West Capital Corp.	4,816	467,489
		2,371,673
Electronic Equipment, Instruments & Components - 2.0%
Dolby Laboratories, Inc., Class A(a)	7,482	483,636
FLIR Systems, Inc.(a)	9,374	492,979
Jabil, Inc.	15,996	572,177
National Instruments Corp.	11,008	462,226
		2,011,018
Entertainment - 2.8%
Activision Blizzard, Inc.(a)	9,116	482,419
Cinemark Holdings, Inc.(a)	12,212	471,872
Electronic Arts, Inc.*(a)	4,902	479,513
Madison Square Garden Co. (The), Class A*	1,892	498,580
Take-Two Interactive Software, Inc.*	3,526	441,949
Walt Disney Co. (The)(a)	3,354	437,093
		2,811,426
Equity Real Estate Investment Trusts (REITs) - 8.2%
CubeSmart(a)	12,900	450,210
Equity Commonwealth(a)	13,674	468,335
Equity LifeStyle Properties, Inc.(a)	3,440	459,584
Extra Space Storage, Inc.(a)	3,784	442,047
HCP, Inc.(a)	13,244	471,884
Healthcare Realty Trust, Inc.(a)	13,932	466,722

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Healthcare Trust of America, Inc., Class A(a)	16,254	477,543
Life Storage, Inc.	4,386	462,328
National Health Investors, Inc.	5,590	460,560
National Retail Properties, Inc.	8,256	465,638
Omega Healthcare Investors, Inc.	11,352	474,400
Public Storage	1,720	421,864
Realty Income Corp.	6,278	481,397
STORE Capital Corp.	12,212	456,851
Sun Communities, Inc.	3,096	459,601
Ventas, Inc.	6,278	458,482
Welltower, Inc.	5,160	467,754
WP Carey, Inc.	5,160	461,820
		8,307,020
Food & Staples Retailing - 0.5%
Sprouts Farmers Market, Inc.*	25,800	498,972

Food Products - 3.2%
Bunge Ltd.(a)	8,600	486,932
Flowers Foods, Inc.(a)	20,210	467,457
Hershey Co. (The)(a)	2,924	453,191
Hormel Foods Corp.(a)	10,836	473,858
JM Smucker Co. (The)	4,386	482,548
Lamb Weston Holdings, Inc.	6,536	475,298
Lancaster Colony Corp.	3,182	441,184
		3,280,468
Gas Utilities - 0.5%
Southwest Gas Holdings, Inc.	5,074	461,937

Health Care Equipment & Supplies - 3.6%
Baxter International, Inc.(a)	5,246	458,867
DENTSPLY SIRONA, Inc.	8,858	472,220
Globus Medical, Inc., Class A*(a)	9,030	461,613
ICU Medical, Inc.*(a)	2,838	452,945
Integra LifeSciences Holdings Corp.*(a)	7,654	459,776
Medtronic plc	4,300	467,066
NuVasive, Inc.*	7,310	463,308
ResMed, Inc.	3,354	453,159
		3,688,954
Health Care Providers & Services - 2.3%
Anthem, Inc.(a)	1,806	433,621
Chemed Corp.(a)	1,118	466,843
Henry Schein, Inc.*(a)	7,482	475,107
MEDNAX, Inc.*	21,930	496,057
Quest Diagnostics, Inc.(a)	4,472	478,638
		2,350,266
Hotels, Restaurants & Leisure - 3.1%
Cracker Barrel Old Country Store, Inc.(a)	2,838	461,601
Darden Restaurants, Inc.(a)	3,784	447,344
Dunkin' Brands Group, Inc.(a)	5,590	443,622
McDonald's Corp.	2,150	461,627
Texas Roadhouse, Inc.	9,030	474,256
Wendy's Co. (The)	20,898	417,542
Yum! Brands, Inc.	3,956	448,729
		3,154,721
Household Durables - 2.8%
DR Horton, Inc.(a)	9,374	494,104
Helen of Troy Ltd.*(a)	3,010	474,557
Lennar Corp., Class A	9,030	504,325
NVR, Inc.*	86	319,692
PulteGroup, Inc.	13,674	499,785
Toll Brothers, Inc.	12,728	522,484
		2,814,947
Industrial Conglomerates - 1.9%
Carlisle Cos., Inc.(a)	3,182	463,108
General Electric Co.(a)	56,244	502,821
Honeywell International, Inc.(a)	2,838	480,190
Roper Technologies, Inc.	1,290	460,014
		1,906,133
Insurance - 8.3%
Arch Capital Group Ltd.*(a)	11,696	490,998
Arthur J Gallagher & Co.(a)	5,074	454,478
Assured Guaranty Ltd.(a)	10,922	485,592
Axis Capital Holdings Ltd.(a)	7,568	504,937
Brown & Brown, Inc.(a)	12,470	449,668
Chubb Ltd.(a)	2,924	472,051
Erie Indemnity Co., Class A(a)	2,150	399,148
Everest Re Group Ltd.	1,978	526,326
Fidelity National Financial, Inc.(a)	10,492	465,950
First American Financial Corp.(a)	7,912	466,887
Hanover Insurance Group, Inc. (The)	3,440	466,258
Hartford Financial Services Group, Inc. (The)(a)	7,912	479,546
Marsh & McLennan Cos., Inc.	4,644	464,632
Old Republic International Corp.	19,780	466,215
RenaissanceRe Holdings Ltd.	2,580	499,101
RLI Corp.	5,074	471,425
White Mountains Insurance Group Ltd.	430	464,400
WR Berkley Corp.	6,450	465,883
		8,493,495
IT Services - 5.9%
Amdocs Ltd.(a)	7,138	471,893
Black Knight, Inc.*(a)	7,482	456,851
Booz Allen Hamilton Holding Corp.(a)	6,106	433,648
Broadridge Financial Solutions, Inc.(a)	3,612	449,441
CACI International, Inc., Class A*(a)	2,064	477,321
Euronet Worldwide, Inc.*(a)	3,010	440,363
Fidelity National Information Services, Inc.(a)	3,440	456,694

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Fiserv, Inc.*(a)	4,300	445,437
GoDaddy, Inc., Class A*(a)	7,310	482,314
Jack Henry & Associates, Inc.	3,182	464,477
MAXIMUS, Inc.	6,020	465,105
Paychex, Inc.	5,676	469,802
Western Union Co. (The)	20,898	484,207
		5,997,553
Life Sciences Tools & Services - 0.9%
Bio-Techne Corp.	2,408	471,173
Waters Corp.*	2,150	479,945
		951,118
Machinery - 0.9%
Graco, Inc.(a)	10,148	467,214
Ingersoll-Rand plc(a)	3,784	466,227
		933,441
Media - 0.5%
Omnicom Group, Inc.	6,106	478,100

Metals & Mining - 0.8%
Newmont Goldcorp Corp.	11,610	440,251
Royal Gold, Inc.	3,440	423,843
		864,094
Mortgage Real Estate Investment Trusts (REITs) - 3.8%
AGNC Investment Corp.(a)	30,960	498,146
Annaly Capital Management, Inc.	55,470	488,136
Blackstone Mortgage Trust, Inc., Class A(a)	13,244	474,797
Chimera Investment Corp.(a)	24,252	474,369
MFA Financial, Inc.	64,586	475,353
New Residential Investment Corp.	32,766	513,771
Starwood Property Trust, Inc.	19,608	474,906
Two Harbors Investment Corp.	36,550	479,902
		3,879,380
Multiline Retail - 0.5%
Dollar Tree, Inc.*(a)	4,558	520,341

Multi-Utilities - 1.9%
Ameren Corp.(a)	6,020	481,901
Dominion Energy, Inc.(a)	5,934	480,891
NiSource, Inc.	15,652	468,308
WEC Energy Group, Inc.	4,816	458,002
		1,889,102
Oil, Gas & Consumable Fuels - 4.3%
Cabot Oil & Gas Corp.(a)	27,090	475,971
Cheniere Energy, Inc.*	7,740	488,084
ConocoPhillips(a)	8,944	509,629
EOG Resources, Inc.(a)	6,278	465,953
Kinder Morgan, Inc.	22,876	471,474
Occidental Petroleum Corp.	10,664	474,228
ONEOK, Inc.	6,536	481,638
Valero Energy Corp.	6,106	520,476
Williams Cos., Inc. (The)	19,608	471,769
		4,359,222
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.(a)	9,632	488,439
Eli Lilly & Co.	4,128	461,634
Johnson & Johnson	3,612	467,320
Merck & Co., Inc.	5,332	448,848
Pfizer, Inc.	12,986	466,587
		2,332,828
Professional Services - 1.4%
FTI Consulting, Inc.*(a)	4,300	455,757
IHS Markit Ltd.*(a)	7,052	471,638
Verisk Analytics, Inc.	2,838	448,801
		1,376,196
Road & Rail - 1.4%
AMERCO	1,290	503,152
JB Hunt Transport Services, Inc.	4,300	475,795
Kansas City Southern	3,698	491,871
		1,470,818
Semiconductors & Semiconductor Equipment - 1.3%
Qorvo, Inc.*	6,450	478,203
QUALCOMM, Inc.	5,934	452,645
Xilinx, Inc.	4,472	428,865
		1,359,713
Software - 3.8%
Cadence Design Systems, Inc.*(a)	6,794	448,948
CDK Global, Inc.(a)	10,664	512,832
Citrix Systems, Inc.(a)	4,988	481,442
LogMeIn, Inc.	6,966	494,307
Nuance Communications, Inc.*	27,606	450,254
Oracle Corp.	8,944	492,188
Palo Alto Networks, Inc.*	2,322	473,293
Tyler Technologies, Inc.*	1,806	474,075
		3,827,339
Specialty Retail - 2.3%
AutoNation, Inc.*(a)	9,804	497,063
AutoZone, Inc.*(a)	430	466,386
Lithia Motors, Inc., Class A	3,526	466,772
Murphy USA, Inc.*	5,160	440,148
O'Reilly Automotive, Inc.*	1,204	479,806
		2,350,175
Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co.(a)	4,902	474,955

Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc.*(a)	11,868	464,929

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Watsco, Inc.	2,838	480,133
		945,062
TOTAL COMMON STOCKS (Cost $90,451,452)		93,728,244

TOTAL LONG POSITIONS (Cost $90,451,452)		93,728,244

SHORT POSITIONS - (95.6)%

COMMON STOCKS - (95.6)%

Aerospace & Defense - (0.5)%
Arconic, Inc.	(18,146)	(471,796)

Air Freight & Logistics - (0.4)%
FedEx Corp.	(2,924)	(425,647)

Airlines - (0.5)%
American Airlines Group, Inc.	(17,716)	(477,801)

Auto Components - (0.5)%
Aptiv plc	(5,590)	(488,678)

Automobiles - (1.1)%
Harley-Davidson, Inc.	(14,620)	(525,881)
Thor Industries, Inc.	(10,148)	(574,783)
		(1,100,664)
Banks - (3.4)%
Bank OZK	(18,060)	(492,496)
CIT Group, Inc.	(10,922)	(494,876)
Citigroup, Inc.	(7,224)	(499,034)
Citizens Financial Group, Inc.	(13,846)	(489,733)
East West Bancorp, Inc.	(11,352)	(502,780)
Sterling Bancorp	(24,510)	(491,670)
SVB Financial Group*	(2,408)	(503,152)
		(3,473,741)
Beverages - (1.0)%
Molson Coors Brewing Co., Class B	(9,116)	(524,170)
Monster Beverage Corp.*	(7,998)	(464,364)
		(988,534)
Biotechnology - (3.7)%
Agios Pharmaceuticals, Inc.*	(12,384)	(401,242)
Alexion Pharmaceuticals, Inc.*	(4,644)	(454,833)
Alnylam Pharmaceuticals, Inc.*	(5,762)	(463,380)
Bluebird Bio, Inc.*	(4,472)	(410,619)
Exact Sciences Corp.*	(3,956)	(357,504)
Sage Therapeutics, Inc.*	(2,752)	(386,078)
Sarepta Therapeutics, Inc.*	(5,160)	(388,651)
Seattle Genetics, Inc.*	(6,450)	(550,830)
Ultragenyx Pharmaceutical, Inc.*	(8,600)	(367,908)
		(3,781,045)
Capital Markets - (5.3)%
Affiliated Managers Group, Inc.	(6,106)	(508,935)
Ameriprise Financial, Inc.	(3,612)	(531,325)
E*TRADE Financial Corp.	(11,180)	(488,454)
Eaton Vance Corp.	(10,836)	(486,862)
Evercore, Inc., Class A	(5,848)	(468,425)
Goldman Sachs Group, Inc. (The)	(2,322)	(481,188)
Lazard Ltd., Class A	(13,588)	(475,580)
LPL Financial Holdings, Inc.	(6,278)	(514,168)
Moody's Corp.	(2,150)	(440,385)
Raymond James Financial, Inc.	(5,934)	(489,318)
Stifel Financial Corp.	(8,772)	(503,337)
		(5,387,977)
Chemicals - (2.1)%
Cabot Corp.	(11,696)	(530,063)
Huntsman Corp.	(23,564)	(548,099)
Ingevity Corp.*	(6,106)	(518,033)
Olin Corp.	(27,520)	(515,174)
		(2,111,369)
Communications Equipment - (1.4)%
Arista Networks, Inc.*	(2,064)	(493,131)
Ciena Corp.*	(11,438)	(448,713)
Lumentum Holdings, Inc.*	(8,342)	(446,797)
		(1,388,641)
Construction & Engineering - (1.0)%
Fluor Corp.	(26,488)	(506,715)
Quanta Services, Inc.	(13,760)	(520,128)
		(1,026,843)
Consumer Finance - (2.3)%
Capital One Financial Corp.	(5,418)	(492,930)
Discover Financial Services	(5,848)	(474,214)
Green Dot Corp., Class A*	(15,308)	(386,527)
Navient Corp.	(36,894)	(472,243)
OneMain Holdings, Inc.	(13,072)	(479,481)
		(2,305,395)
Containers & Packaging - (0.9)%
Crown Holdings, Inc.*	(7,138)	(471,536)
Westrock Co.	(13,674)	(498,418)
		(969,954)
Diversified Financial Services - (1.4)%
AXA Equitable Holdings, Inc.	(22,532)	(499,309)
Jefferies Financial Group, Inc.	(25,026)	(460,479)
Voya Financial, Inc.	(9,460)	(515,002)
		(1,474,790)
Electric Utilities - (1.0)%
FirstEnergy Corp.	(10,148)	(489,438)
PPL Corp.	(15,824)	(498,298)
		(987,736)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment - (2.0)%
Acuity Brands, Inc.	(3,698)	(498,453)
EnerSys	(8,342)	(550,071)
Generac Holdings, Inc.*	(6,020)	(471,607)
Hubbell, Inc.	(3,612)	(474,617)
		(1,994,748)
Electronic Equipment, Instruments & Components - (2.5)%
Belden, Inc.	(10,234)	(545,882)
Cognex Corp.	(10,406)	(511,247)
Coherent, Inc.*	(3,182)	(489,137)
IPG Photonics Corp.*	(3,784)	(513,110)
Zebra Technologies Corp., Class A*	(2,322)	(479,191)
		(2,538,567)
Energy Equipment & Services - (1.9)%
Core Laboratories NV	(11,868)	(553,286)
Patterson-UTI Energy, Inc.	(54,094)	(462,504)
TechnipFMC plc	(18,920)	(456,729)
Transocean Ltd.*	(103,200)	(461,304)
		(1,933,823)
Entertainment - (0.4)%
Netflix, Inc.*	(1,634)	(437,291)

Equity Real Estate Investment Trusts (REITs) - (7.4)%
Brixmor Property Group, Inc.	(25,542)	(518,247)
Colony Capital, Inc.	(104,404)	(628,512)
CoreSite Realty Corp.	(4,042)	(492,518)
Host Hotels & Resorts, Inc.	(29,154)	(504,073)
Lamar Advertising Co., Class A	(6,106)	(500,265)
Outfront Media, Inc.	(17,028)	(473,038)
Park Hotels & Resorts, Inc.	(19,866)	(496,054)
Pebblebrook Hotel Trust	(17,372)	(483,289)
PotlatchDeltic Corp.	(12,126)	(498,197)
RLJ Lodging Trust	(28,810)	(489,482)
Sabra Health Care REIT, Inc.	(21,586)	(495,614)
SL Green Realty Corp.	(5,848)	(478,074)
Taubman Centers, Inc.	(12,040)	(491,593)
Uniti Group, Inc.	(62,522)	(485,483)
Weyerhaeuser Co.	(17,716)	(490,733)
		(7,525,172)
Food & Staples Retailing - (0.5)%
Walgreens Boots Alliance, Inc.	(9,202)	(508,963)

Food Products - (1.4)%
Conagra Brands, Inc.	(16,426)	(503,950)
Darling Ingredients, Inc.*	(25,112)	(480,392)
Post Holdings, Inc.*	(4,644)	(491,521)
		(1,475,863)
Gas Utilities - (0.9)%
New Jersey Resources Corp.	(10,234)	(462,781)
South Jersey Industries, Inc.	(14,448)	(475,484)
		(938,265)
Health Care Equipment & Supplies - (1.4)%
ABIOMED, Inc.*	(2,408)	(428,359)
Align Technology, Inc.*	(2,580)	(466,773)
Intuitive Surgical, Inc.*	(946)	(510,774)
		(1,405,906)
Health Care Providers & Services - (1.4)%
Acadia Healthcare Co., Inc.*	(17,630)	(547,940)
DaVita, Inc.*	(8,342)	(476,078)
HealthEquity, Inc.*	(7,826)	(447,217)
		(1,471,235)
Health Care Technology - (1.0)%
Teladoc Health, Inc.*	(8,170)	(553,272)
Veeva Systems, Inc., Class A*	(2,924)	(446,466)
		(999,738)
Hotels, Restaurants & Leisure - (2.3)%
Hilton Grand Vacations, Inc.*	(13,932)	(445,824)
Las Vegas Sands Corp.	(8,428)	(486,801)
Marriott Vacations Worldwide Corp.	(4,644)	(481,165)
MGM Resorts International	(16,684)	(462,481)
Wynn Resorts Ltd.	(4,214)	(458,146)
		(2,334,417)
Household Durables - (0.5)%
Newell Brands, Inc.	(28,208)	(528,054)

Household Products - 0.0%(b)
Spectrum Brands Holdings, Inc.	(618)	(32,581)

Independent Power and Renewable Electricity Producers - (1.5)%
AES Corp.	(30,616)	(500,265)
NRG Energy, Inc.	(12,900)	(510,840)
Vistra Energy Corp.	(18,748)	(501,134)
		(1,512,239)
Insurance - (3.1)%
Brighthouse Financial, Inc.*	(13,330)	(539,465)
Lincoln National Corp.	(8,858)	(534,314)
MetLife, Inc.	(10,492)	(494,803)
Principal Financial Group, Inc.	(8,772)	(501,232)
Prudential Financial, Inc.	(5,848)	(526,028)
Unum Group	(18,318)	(544,411)
		(3,140,253)
Interactive Media & Services - (1.3)%
Snap, Inc., Class A*	(29,670)	(468,786)
TripAdvisor, Inc.*	(12,384)	(479,013)
Zillow Group, Inc., Class C*	(13,674)	(407,759)
		(1,355,558)
Internet & Direct Marketing Retail - (2.3)%
Amazon.com, Inc.*	(258)	(447,865)
Etsy, Inc.*	(8,944)	(505,336)
GrubHub, Inc.*	(7,912)	(444,733)
Qurate Retail, Inc., Series A*	(43,774)	(451,529)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Wayfair, Inc., Class A*	(4,128)	(462,831)
		(2,312,294)
IT Services - (2.6)%
Alliance Data Systems Corp.	(3,784)	(484,844)
EPAM Systems, Inc.*	(2,494)	(454,706)
KBR, Inc.	(18,318)	(449,524)
Okta, Inc.*	(3,698)	(364,105)
Square, Inc., Class A*	(7,568)	(468,838)
Twilio, Inc., Class A*	(3,612)	(397,175)
		(2,619,192)
Leisure Products - (1.0)%
Mattel, Inc.*	(48,074)	(547,563)
Polaris, Inc.	(5,676)	(499,545)
		(1,047,108)
Life Sciences Tools & Services - (1.4)%
Illumina, Inc.*	(1,634)	(497,096)
PRA Health Sciences, Inc.*	(4,730)	(469,358)
Syneos Health, Inc.*	(8,858)	(471,334)
		(1,437,788)
Machinery - (5.9)%
Caterpillar, Inc.	(3,956)	(499,682)
Colfax Corp.*	(17,286)	(502,331)
Donaldson Co., Inc.	(9,718)	(506,113)
Flowserve Corp.	(11,008)	(514,184)
ITT, Inc.	(8,256)	(505,185)
Kennametal, Inc.	(15,652)	(481,143)
Oshkosh Corp.	(6,708)	(508,466)
Parker-Hannifin Corp.	(2,838)	(512,571)
Stanley Black & Decker, Inc.	(3,526)	(509,190)
Terex Corp.	(18,834)	(489,119)
Timken Co. (The)	(11,610)	(505,151)
Wabtec Corp.	(6,794)	(488,217)
		(6,021,352)
Media - (1.9)%
DISH Network Corp., Class A*	(13,932)	(474,663)
Liberty Broadband Corp., Class C*	(4,472)	(468,084)
Liberty Latin America Ltd., Class C*	(28,638)	(489,567)
Nexstar Media Group, Inc., Class A	(4,730)	(483,926)
		(1,916,240)
Metals & Mining - (2.0)%
Alcoa Corp.*	(26,230)	(526,436)
Allegheny Technologies, Inc.*	(23,736)	(480,654)
Carpenter Technology Corp.	(9,632)	(497,589)
Freeport-McMoRan, Inc.	(51,256)	(490,520)
		(1,995,199)
Multiline Retail - (0.5)%
Ollie's Bargain Outlet Holdings, Inc.*	(8,514)	(499,261)

Multi-Utilities - (1.4)%
Avista Corp.	(9,976)	(483,237)
MDU Resources Group, Inc.	(17,458)	(492,141)
Sempra Energy	(3,268)	(482,390)
		(1,457,768)
Oil, Gas & Consumable Fuels - (2.4)%
Continental Resources, Inc.*	(16,082)	(495,165)
Delek US Holdings, Inc.	(14,276)	(518,219)
Devon Energy Corp.	(21,242)	(511,082)
Hess Corp.	(7,396)	(447,310)
WPX Energy, Inc.*	(43,774)	(463,567)
		(2,435,343)
Personal Products - (1.0)%
Coty, Inc., Class A	(49,020)	(515,200)
Nu Skin Enterprises, Inc., Class A	(11,610)	(493,773)
		(1,008,973)
Pharmaceuticals - (1.0)%
Nektar Therapeutics*	(27,004)	(491,878)
Perrigo Co. plc	(10,062)	(562,365)
		(1,054,243)
Professional Services - (0.9)%
Insperity, Inc.	(4,730)	(466,473)
TriNet Group, Inc.*	(6,966)	(433,215)
		(899,688)
Real Estate Management & Development - (1.4)%
CBRE Group, Inc., Class A*	(8,944)	(474,122)
Howard Hughes Corp. (The)*	(3,698)	(479,261)
Jones Lang LaSalle, Inc.	(3,440)	(478,366)
		(1,431,749)
Road & Rail - (1.0)%
Knight-Swift Transportation Holdings, Inc.	(13,674)	(496,366)
Ryder System, Inc.	(9,632)	(498,649)
		(995,015)
Semiconductors & Semiconductor Equipment - (2.9)%
Advanced Micro Devices, Inc.*	(14,878)	(431,313)
Micron Technology, Inc.*	(10,320)	(442,212)
MKS Instruments, Inc.	(6,020)	(555,526)
NVIDIA Corp.	(2,752)	(479,041)
ON Semiconductor Corp.*	(26,144)	(502,226)
Semtech Corp.*	(11,008)	(535,099)
		(2,945,417)
Software - (3.5)%
Autodesk, Inc.*	(3,268)	(482,684)
HubSpot, Inc.*	(2,322)	(352,038)
Manhattan Associates, Inc.*	(5,676)	(457,883)
Nutanix, Inc., Class A*	(19,264)	(505,680)
RingCentral, Inc., Class A*	(3,354)	(421,464)
salesforce.com, Inc.*	(3,010)	(446,804)
Splunk, Inc.*	(4,214)	(496,662)
Workday, Inc., Class A*	(2,666)	(453,113)
		(3,616,328)
Specialty Retail - (1.5)%
Five Below, Inc.*	(3,784)	(477,162)

See accompanying notes to schedule of investments

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Floor & Decor Holdings, Inc., Class A*	(9,546)	(488,278)
L Brands, Inc.	(28,122)	(550,910)
		(1,516,350)
Technology Hardware, Storage & Peripherals - (1.0)%
Pure Storage, Inc., Class A*	(28,896)	(489,498)
Xerox Holdings Corp.	(16,168)	(483,585)
		(973,083)
Textiles, Apparel & Luxury Goods - (2.0)%
Lululemon Athletica, Inc.*	(2,580)	(496,728)
PVH Corp.	(6,106)	(538,732)
Skechers U.S.A., Inc., Class A*	(14,792)	(552,481)
Under Armour, Inc., Class A*	(25,112)	(500,733)
		(2,088,674)
Tobacco - (0.5)%
Philip Morris International, Inc.	(6,536)	(496,278)

Trading Companies & Distributors - (1.5)%
Air Lease Corp.	(11,266)	(471,144)
United Rentals, Inc.*	(4,128)	(514,514)
Univar Solutions, Inc.*	(24,338)	(505,257)
		(1,490,915)
TOTAL COMMON STOCKS (Proceeds $(99,219,461))		(97,251,542)

TOTAL SHORT POSITIONS (Proceeds $(99,219,461))		(97,251,542)

Total Investments - (3.5)% (Cost $(8,768,009))		(3,523,298)
Other Assets Less Liabilities - 103.5%		105,243,098
Net Assets - 100.0%		101,719,800

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $36,886,869.
(b)	Represents less than 0.05% of net assets.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2019 (Unaudited)

OTC Total return swap contracts outstanding as of September 30, 2019

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	11,875,183	9/30/2021	Morgan Stanley	2.37%	Dow Jones U.S. Low Beta Total Return Index(4)	—
USD	(10,807,630)	9/30/2021	Morgan Stanley	(1.62)%	Dow Jones U.S. High Beta Total Return Index(5)	—
						—

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

See accompanying notes to schedule of investments.

 FQF Trust
AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
LONG POSITIONS - 97.9%

COMMON STOCKS - 86.2%

Automobiles - 1.9%
General Motors Co.(a)	1,272	47,674
Harley-Davidson, Inc.	1,312	47,193
		94,867
Banks - 3.9%
Huntington Bancshares, Inc.	3,324	47,434
PacWest Bancorp	1,312	47,678
People's United Financial, Inc.	3,032	47,405
Umpqua Holdings Corp.	2,872	47,273
		189,790
Beverages - 1.0%
Molson Coors Brewing Co., Class B	824	47,380

Biotechnology - 1.9%
AbbVie, Inc.(a)	628	47,552
Gilead Sciences, Inc.(a)	748	47,408
		94,960
Capital Markets - 1.9%
Apollo Global Management, Inc.	1,252	47,351
Virtu Financial, Inc., Class A	2,912	47,640
		94,991
Chemicals - 1.0%
Eastman Chemical Co.(a)	644	47,546

Containers & Packaging - 1.9%
International Paper Co.	1,136	47,507
Westrock Co.	1,304	47,531
		95,038
Distributors - 1.0%
Genuine Parts Co.	476	47,405

Diversified Consumer Services - 1.0%
H&R Block, Inc.(a)	2,020	47,712

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	1,256	47,527
Verizon Communications, Inc.	788	47,564
		95,091
Electric Utilities - 4.9%
Duke Energy Corp.(a)	496	47,547
Edison International(a)	632	47,666
OGE Energy Corp.	1,048	47,558
PPL Corp.	1,508	47,487
Southern Co. (The)	772	47,686
		237,944
Electrical Equipment - 1.0%
Emerson Electric Co.	708	47,337

Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	2,036	47,235

Equity Real Estate Investment Trusts (REITs) - 11.7%
Apple Hospitality REIT, Inc.(a)	2,860	47,419
Brixmor Property Group, Inc.(a)	2,340	47,479
EPR Properties	616	47,346
Gaming and Leisure Properties, Inc.(a)	1,244	47,570
Iron Mountain, Inc.(a)	1,460	47,289
Kimco Realty Corp.(a)	2,276	47,523
Omega Healthcare Investors, Inc.	1,136	47,473
Park Hotels & Resorts, Inc.	1,896	47,343
Pebblebrook Hotel Trust	1,712	47,628
Service Properties Trust(a)	1,836	47,350
VEREIT, Inc.	4,860	47,531
Weingarten Realty Investors	1,628	47,424
		569,375
Food & Staples Retailing - 1.0%
Walgreens Boots Alliance, Inc.	856	47,345

Food Products - 1.9%
Archer-Daniels-Midland Co.(a)	1,148	47,148
General Mills, Inc.(a)	860	47,403
		94,551
Gas Utilities - 2.0%
National Fuel Gas Co.	1,012	47,483
South Jersey Industries, Inc.	1,460	48,049
		95,532
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.(a)	996	47,001
CVS Health Corp.(a)	752	47,429
		94,430
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp.(a)	824	47,594

Household Durables - 2.9%
Leggett & Platt, Inc.(a)	1,160	47,490
Newell Brands, Inc.	2,544	47,624
Whirlpool Corp.	300	47,508
		142,622
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.	2,896	47,321

Industrial Conglomerates - 1.0%
3M Co.	288	47,347

Insurance - 1.0%
Prudential Financial, Inc.	528	47,494

IT Services - 1.9%
International Business Machines Corp.(a)	324	47,116
Western Union Co. (The)	2,052	47,545
		94,661

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Media - 1.0%
Omnicom Group, Inc.	608	47,606

Mortgage Real Estate Investment Trusts (REITs) - 4.9%
Blackstone Mortgage Trust, Inc., Class A(a)	1,328	47,609
Chimera Investment Corp.(a)	2,472	48,352
MFA Financial, Inc.	6,488	47,752
New Residential Investment Corp.	3,028	47,479
Starwood Property Trust, Inc.	1,960	47,471
		238,663
Multiline Retail - 1.0%
Kohl's Corp.(a)	956	47,475

Multi-Utilities - 2.0%
CenterPoint Energy, Inc.(a)	1,580	47,684
Consolidated Edison, Inc.	504	47,613
		95,297
Oil, Gas & Consumable Fuels - 11.8%
Chevron Corp.(a)	400	47,440
CVR Energy, Inc.(a)	1,084	47,728
Exxon Mobil Corp.	672	47,450
Kinder Morgan, Inc.(a)	2,312	47,650
Marathon Petroleum Corp.	780	47,385
ONEOK, Inc.	648	47,751
Phillips 66	464	47,514
Tallgrass Energy LP, Class A	2,368	47,692
Targa Resources Corp.	1,192	47,883
Valero Energy Corp.	556	47,393
Viper Energy Partners LP	1,704	47,150
Williams Cos., Inc. (The)	1,984	47,735
		570,771
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.(a)	932	47,262
Pfizer, Inc.	1,316	47,284
		94,546
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc.(a)	172	47,484
Maxim Integrated Products, Inc.	824	47,718
		95,202
Specialty Retail - 2.0%
Foot Locker, Inc.	1,104	47,649
Penske Automotive Group, Inc.	1,004	47,469
		95,118
Technology Hardware, Storage & Peripherals - 1.9%
HP, Inc.	2,504	47,376
Western Digital Corp.	796	47,473
		94,849
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.(a)	3,100	47,492

Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc.	3,792	47,590

Tobacco - 2.0%
Altria Group, Inc.	1,164	47,608
Philip Morris International, Inc.	628	47,684
		95,292
Trading Companies & Distributors - 2.0%
MSC Industrial Direct Co., Inc., Class A	656	47,580
Watsco, Inc.	284	48,047
		95,627
TOTAL COMMON STOCKS (Cost $4,062,731)		4,181,096

MASTER LIMITED PARTNERSHIPS - 11.7%

Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP	812	47,388

Industrial Conglomerates - 1.0%
Icahn Enterprises LP	744	47,765

Oil, Gas & Consumable Fuels - 9.8%
Cheniere Energy Partners LP	1,044	47,481
DCP Midstream LP(a)	1,816	47,598
Energy Transfer LP	3,628	47,454
Enterprise Products Partners LP(a)	1,656	47,329
Magellan Midstream Partners LP	716	47,449
MPLX LP	1,696	47,505
Phillips 66 Partners LP	836	47,334
Shell Midstream Partners LP	2,320	47,444
Sunoco LP	1,512	47,553
Western Midstream Partners LP	1,916	47,689
		474,836
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $575,153)		569,989

TOTAL LONG POSITIONS (Cost $4,637,884)		4,751,085

SHORT POSITIONS - (49.0)%

COMMON STOCKS - (48.5)%

Aerospace & Defense - (0.5)%
Teledyne Technologies, Inc.*	(36)	(11,592)
TransDigm Group, Inc.	(24)	(12,496)
		(24,088)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Air Freight & Logistics - (0.3)%
XPO Logistics, Inc.*	(168)	(12,024)

Airlines - (0.3)%
United Airlines Holdings, Inc.*	(136)	(12,024)

Automobiles - (0.2)%
Tesla, Inc.*	(48)	(11,562)

Banks - (1.9)%
First Citizens BancShares, Inc., Class A	(24)	(11,317)
First Financial Bankshares, Inc.	(356)	(11,866)
First Republic Bank	(124)	(11,991)
Pinnacle Financial Partners, Inc.	(208)	(11,804)
Sterling Bancorp	(592)	(11,876)
SVB Financial Group*	(56)	(11,701)
Western Alliance Bancorp	(256)	(11,796)
Wintrust Financial Corp.	(184)	(11,892)
		(94,243)
Beverages - (0.7)%
Boston Beer Co., Inc. (The), Class A*	(32)	(11,651)
Coca-Cola Consolidated, Inc.	(40)	(12,155)
Monster Beverage Corp.*	(204)	(11,844)
		(35,650)
Capital Markets - (3.2)%
Cboe Global Markets, Inc.	(104)	(11,951)
CME Group, Inc.	(56)	(11,835)
E*TRADE Financial Corp.	(272)	(11,884)
FactSet Research Systems, Inc.	(48)	(11,662)
Intercontinental Exchange, Inc.	(128)	(11,811)
LPL Financial Holdings, Inc.	(144)	(11,794)
MarketAxess Holdings, Inc.	(36)	(11,790)
Moody's Corp.	(56)	(11,470)
Morningstar, Inc.	(80)	(11,691)
MSCI, Inc.	(56)	(12,194)
S&P Global, Inc.	(48)	(11,759)
SEI Investments Co.	(200)	(11,851)
Stifel Financial Corp.	(204)	(11,705)
		(153,397)
Chemicals - (0.5)%
Ingevity Corp.*	(140)	(11,878)
Mosaic Co. (The)	(576)	(11,808)
		(23,686)
Commercial Services & Supplies - (0.3)%
Copart, Inc.*	(148)	(11,889)

Construction Materials - (0.2)%
Eagle Materials, Inc.	(132)	(11,881)

Consumer Finance - (1.0)%
American Express Co.	(100)	(11,828)
Credit Acceptance Corp.*	(24)	(11,071)
FirstCash, Inc.	(128)	(11,734)
SLM Corp.	(1,344)	(11,861)
		(46,494)
Containers & Packaging - (0.5)%
Berry Global Group, Inc.*	(304)	(11,938)
Crown Holdings, Inc.*	(180)	(11,891)
		(23,829)
Distributors - (0.3)%
LKQ Corp.*	(380)	(11,951)

Diversified Consumer Services - (0.7)%
Bright Horizons Family Solutions, Inc.*	(76)	(11,590)
Grand Canyon Education, Inc.*	(120)	(11,784)
ServiceMaster Global Holdings, Inc.*	(212)	(11,851)
		(35,225)
Diversified Financial Services - (0.5)%
Berkshire Hathaway, Inc., Class B*	(56)	(11,649)
Voya Financial, Inc.	(216)	(11,759)
		(23,408)
Electric Utilities - (1.5)%
Eversource Energy	(140)	(11,966)
IDACORP, Inc.	(104)	(11,718)
NextEra Energy, Inc.	(52)	(12,115)
PNM Resources, Inc.	(228)	(11,874)
Portland General Electric Co.	(212)	(11,950)
Xcel Energy, Inc.	(184)	(11,940)
		(71,563)
Energy Equipment & Services - (1.4)%
Halliburton Co.	(1,164)	(21,941)
Helmerich & Payne, Inc.	(548)	(21,958)
National Oilwell Varco, Inc.	(1,028)	(21,794)
		(65,693)
Entertainment - (0.5)%
Electronic Arts, Inc.*	(124)	(12,130)
Netflix, Inc.*	(44)	(11,775)
		(23,905)
Equity Real Estate Investment Trusts (REITs) - (1.2)%
American Homes 4 Rent, Class A	(460)	(11,910)
American Tower Corp.	(52)	(11,499)
Equity Commonwealth	(348)	(11,919)
Rexford Industrial Realty, Inc.	(268)	(11,797)
SBA Communications Corp.	(48)	(11,575)
		(58,700)
Food & Staples Retailing - (1.2)%
BJ's Wholesale Club Holdings, Inc.*	(456)	(11,797)
Casey's General Stores, Inc.	(72)	(11,603)
Costco Wholesale Corp.	(40)	(11,524)
Performance Food Group Co.*	(256)	(11,779)
US Foods Holding Corp.*	(288)	(11,837)
		(58,540)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Food Products - (0.7)%
Darling Ingredients, Inc.*	(624)	(11,937)
Post Holdings, Inc.*	(112)	(11,854)
Sanderson Farms, Inc.	(80)	(12,107)
		(35,898)
Gas Utilities - (1.0)%
Atmos Energy Corp.	(104)	(11,845)
New Jersey Resources Corp.	(264)	(11,938)
ONE Gas, Inc.	(124)	(11,918)
Southwest Gas Holdings, Inc.	(132)	(12,017)
		(47,718)
Health Care Equipment & Supplies - (1.4)%
Align Technology, Inc.*	(64)	(11,579)
Boston Scientific Corp.*	(292)	(11,881)
DexCom, Inc.*	(80)	(11,939)
Edwards Lifesciences Corp.*	(52)	(11,435)
IDEXX Laboratories, Inc.*	(44)	(11,965)
Intuitive Surgical, Inc.*	(20)	(10,799)
		(69,598)
Health Care Providers & Services - (0.5)%
Centene Corp.*	(276)	(11,940)
Laboratory Corp. of America Holdings*	(72)	(12,096)
		(24,036)
Health Care Technology - (0.3)%
Veeva Systems, Inc., Class A*	(80)	(12,215)

Hotels, Restaurants & Leisure - (0.8)%
Caesars Entertainment Corp.*	(1,020)	(11,893)
Chipotle Mexican Grill, Inc.*	(16)	(13,448)
Planet Fitness, Inc., Class A*	(204)	(11,805)
		(37,146)
Household Durables - (0.8)%
Mohawk Industries, Inc.*	(96)	(11,911)
NVR, Inc.*	(4)	(14,869)
Roku, Inc.*	(116)	(11,804)
		(38,584)
Independent Power and Renewable Electricity Producers - (0.7)%
NRG Energy, Inc.	(300)	(11,880)
Ormat Technologies, Inc.	(160)	(11,887)
Vistra Energy Corp.	(444)	(11,868)
		(35,635)
Insurance - (3.0)%
Alleghany Corp.*	(16)	(12,764)
American Financial Group, Inc.	(112)	(12,079)
Brighthouse Financial, Inc.*	(292)	(11,817)
Brown & Brown, Inc.	(328)	(11,828)
Globe Life, Inc.	(124)	(11,874)
Kemper Corp.	(152)	(11,848)
Loews Corp.	(232)	(11,943)
Markel Corp.*	(12)	(14,183)
Primerica, Inc.	(92)	(11,705)
RLI Corp.	(128)	(11,893)
Selective Insurance Group, Inc.	(156)	(11,730)
WR Berkley Corp.	(164)	(11,846)
		(145,510)
Interactive Media & Services - (0.7)%
Alphabet, Inc., Class A*	(8)	(9,769)
Facebook, Inc., Class A*	(68)	(12,109)
Twitter, Inc.*	(288)	(11,866)
		(33,744)
Internet & Direct Marketing Retail - (1.2)%
Amazon.com, Inc.*	(8)	(13,887)
Booking Holdings, Inc.*	(4)	(7,850)
Etsy, Inc.*	(212)	(11,978)
GrubHub, Inc.*	(212)	(11,917)
Wayfair, Inc., Class A*	(108)	(12,109)
		(57,741)
IT Services - (1.2)%
Fiserv, Inc.*	(116)	(12,017)
FleetCor Technologies, Inc.*	(40)	(11,471)
PayPal Holdings, Inc.*	(116)	(12,017)
Square, Inc., Class A*	(192)	(11,894)
VeriSign, Inc.*	(64)	(12,072)
		(59,471)
Life Sciences Tools & Services - (0.7)%
Illumina, Inc.*	(40)	(12,169)
IQVIA Holdings, Inc.*	(80)	(11,951)
Mettler-Toledo International, Inc.*	(16)	(11,270)
		(35,390)
Machinery - (0.2)%
WABCO Holdings, Inc.*	(88)	(11,770)

Media - (0.2)%
Charter Communications, Inc., Class A*	(28)	(11,539)

Metals & Mining - (0.2)%
Alcoa Corp.*	(588)	(11,801)

Multiline Retail - (0.2)%
Dollar Tree, Inc.*	(104)	(11,873)

Multi-Utilities - (1.0)%
Ameren Corp.	(148)	(11,847)
CMS Energy Corp.	(188)	(12,023)
Sempra Energy	(80)	(11,809)
WEC Energy Group, Inc.	(124)	(11,792)
		(47,471)
Oil, Gas & Consumable Fuels - (9.5)%
Antero Midstream Corp.	(2,964)	(21,934)
Apache Corp.	(852)	(21,811)
Cabot Oil & Gas Corp.	(1,228)	(21,576)
Cheniere Energy, Inc.*	(348)	(21,945)
Cimarex Energy Co.	(456)	(21,861)
Concho Resources, Inc.	(324)	(22,000)
ConocoPhillips	(384)	(21,880)
Devon Energy Corp.	(908)	(21,846)

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Hedged Dividend Income Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Diamondback Energy, Inc.	(244)	(21,938)
EnLink Midstream LLC	(2,572)	(21,862)
EOG Resources, Inc.	(296)	(21,969)
Equitrans Midstream Corp.	(1,512)	(22,000)
Hess Corp.	(360)	(21,773)
HollyFrontier Corp.	(408)	(21,885)
Marathon Oil Corp.	(1,788)	(21,939)
Noble Energy, Inc.	(976)	(21,921)
Occidental Petroleum Corp.	(488)	(21,701)
Parsley Energy, Inc., Class A	(1,300)	(21,840)
Pioneer Natural Resources Co.	(172)	(21,632)
Plains GP Holdings LP, Class A	(1,028)	(21,824)
WPX Energy, Inc.*	(2,080)	(22,027)
		(459,164)
Personal Products - (0.3)%
Estee Lauder Cos., Inc. (The), Class A	(60)	(11,937)

Professional Services - (0.2)%
CoStar Group, Inc.*	(20)	(11,864)

Real Estate Management & Development - (0.7)%
CBRE Group, Inc., Class A*	(224)	(11,874)
Howard Hughes Corp. (The)*	(92)	(11,923)
Jones Lang LaSalle, Inc.	(84)	(11,681)
		(35,478)
Road & Rail - (0.3)%
AMERCO	(32)	(12,481)

Semiconductors & Semiconductor Equipment - (0.5)%
Advanced Micro Devices, Inc.*	(412)	(11,944)
Micron Technology, Inc.*	(276)	(11,826)
		(23,770)
Software - (1.2)%
Adobe, Inc.*	(44)	(12,155)
Autodesk, Inc.*	(80)	(11,816)
salesforce.com, Inc.*	(80)	(11,875)
ServiceNow, Inc.*	(48)	(12,185)
Workday, Inc., Class A*	(68)	(11,557)
		(59,588)
Specialty Retail - (1.7)%
AutoZone, Inc.*	(12)	(13,015)
Burlington Stores, Inc.*	(60)	(11,989)
CarMax, Inc.*	(136)	(11,968)
Five Below, Inc.*	(96)	(12,106)
Floor & Decor Holdings, Inc., Class A*	(232)	(11,867)
O'Reilly Automotive, Inc.*	(28)	(11,158)
Ulta Beauty, Inc.*	(48)	(12,031)
		(84,134)
Textiles, Apparel & Luxury Goods - (0.5)%
Skechers U.S.A., Inc., Class A*	(320)	(11,952)
Under Armour, Inc., Class A*	(596)	(11,884)
		(23,836)
Thrifts & Mortgage Finance - (0.7)%
LendingTree, Inc.*	(40)	(12,417)
MGIC Investment Corp.	(940)	(11,825)
Radian Group, Inc.	(516)	(11,786)
		(36,028)
Trading Companies & Distributors - (0.5)%
HD Supply Holdings, Inc.*	(304)	(11,909)
United Rentals, Inc.*	(96)	(11,966)
		(23,875)
Water Utilities - (0.7)%
American States Water Co.	(132)	(11,862)
American Water Works Co., Inc.	(96)	(11,926)
Aqua America, Inc.	(264)	(11,835)
		(35,623)
TOTAL COMMON STOCKS (Proceeds $(2,273,595))		(2,354,670)

MASTER LIMITED PARTNERSHIPS - (0.5)%

Oil, Gas & Consumable Fuels - (0.5)%
EQM Midstream Partners LP (Proceeds $(21,961))	(672)	(21,975)

TOTAL SHORT POSITIONS (Proceeds $(2,295,556))		(2,376,645)

Total Investments - 48.9% (Cost $2,342,328)		2,374,440
Other Assets Less Liabilities - 51.1%		2,476,371
Net Assets - 100.0%		4,850,811

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,472,196.

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Construction & Engineering - 4.7%
Vinci SA	1,116	120,203

Diversified Telecommunication Services - 4.3%
China Tower Corp. Ltd., Class H	432,124	98,139
Infrastrutture Wireless Italiane SpA	1,276	13,240
		111,379
Electric Utilities - 13.4%
AusNet Services	7,744	9,487
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,054	24,100
Duke Energy Corp.	288	27,608
Edison International	440	33,185
Elia System Operator SA/NV	88	7,194
Endesa SA	292	7,683
Fortis, Inc.	1,392	58,849
Mercury NZ Ltd.	3,842	12,053
OGE Energy Corp.	530	24,051
Power Assets Holdings Ltd.	2,848	19,131
PPL Corp.	742	23,365
Southern Co. (The)	506	31,255
SSE plc	986	15,100
Terna Rete Elettrica Nazionale SpA	2,704	17,371
Xcel Energy, Inc.	556	36,079
		346,511
Equity Real Estate Investment Trusts (REITs) - 18.2%
American Tower Corp.	1,022	225,995
Crown Castle International Corp.	1,134	157,637
Digital Realty Trust, Inc.	208	27,001
SBA Communications Corp.	146	35,208
STAG Industrial, Inc.	798	23,525
		469,366
Gas Utilities - 5.4%
Atmos Energy Corp.	576	65,601
China Resources Gas Group Ltd.	2,426	11,994
Enagas SA	506	11,725
Hong Kong & China Gas Co. Ltd.	13,880	27,060
Naturgy Energy Group SA	506	13,424
Spire, Inc.	120	10,469
		140,273
Independent Power and Renewable Electricity Producers - 1.8%
Capital Power Corp.	550	12,737
CGN Power Co. Ltd., Class H	69,286	17,503
Engie Brasil Energia SA	1,598	17,072
		47,312
Machinery - 0.2%
Cargotec OYJ, Class B	126	4,054

Media - 1.0%
SES SA, FDR	1,440	26,250

Multi-Utilities - 13.2%
A2A SpA	6,104	11,204
AGL Energy Ltd.	502	6,492
Consolidated Edison, Inc.	174	16,438
DTE Energy Co.	242	32,176
E.ON SE	1,698	16,507
National Grid plc	7,080	76,771
NorthWestern Corp.	466	34,973
REN - Redes Energeticas Nacionais SGPS SA	3,650	10,185
Sempra Energy	532	78,529
Veolia Environnement SA	430	10,901
WEC Energy Group, Inc.	494	46,979
		341,155
Oil, Gas & Consumable Fuels - 22.5%
Cheniere Energy, Inc.*	320	20,179
Enbridge, Inc.	4,998	175,421
EnLink Midstream LLC	754	6,409
Kinder Morgan, Inc.	4,014	82,729
ONEOK, Inc.	984	72,511
Pembina Pipeline Corp.	1,426	52,859
Targa Resources Corp.	274	11,007
TC Energy Corp.	2,042	105,734
Williams Cos., Inc. (The)	2,280	54,857
		581,706
Road & Rail - 1.8%
Canadian National Railway Co.	82	7,363
Kyushu Railway Co.	416	13,254
Union Pacific Corp.	156	25,269
		45,886
Transportation Infrastructure - 10.0%
Aena SME SA	318	58,229
Airports of Thailand PCL	4,812	11,761
Atlantia SpA	498	12,045
Auckland International Airport Ltd.	2,216	12,697
COSCO SHIPPING Ports Ltd.	11,206	8,950
Flughafen Zurich AG (Registered)	83	15,368
Grupo Aeroportuario del Pacifico SAB de CV, ADR	242	23,358
Jiangsu Expressway Co. Ltd., Class H	7,254	9,218
Macquarie Infrastructure Corp.	412	16,262
Shenzhen Expressway Co. Ltd., Class H	11,032	14,385
Societa Iniziative Autostradali e Servizi SpA	1,024	17,869
Sydney Airport	4,694	25,441
Transurban Group	2,572	25,501
Westshore Terminals Investment Corp.	372	5,742
		256,826

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 2.2%
American Water Works Co., Inc.	254	31,555
United Utilities Group plc	2,600	26,399
		57,954
TOTAL COMMON STOCKS (Cost $2,469,515)		2,548,875

MASTER LIMITED PARTNERSHIPS - 0.8%

Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP (Cost $22,739)	1,522	19,908

EXCHANGE TRADED FUNDS - 0.3%

SPDR S&P Global Infrastructure ETF (Cost $9,221)	174	9,291

Total Investments - 99.8% (Cost $2,501,475)		2,578,074
Other Assets Less Liabilities - 0.2%		4,593
Net Assets - 100.0%		2,582,667

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of September 30, 2019:

Australia	2.6%
Belgium	0.3%
Brazil	1.6%
Canada	16.2%
China	6.2%
Finland	0.1%
France	5.1%
Germany	0.6%
Hong Kong	1.8%
Italy	2.8%
Japan	0.5%
Luxembourg	1.0%
Mexico	0.9%
New Zealand	1.0%
Portugal	0.4%
Spain	3.5%
Switzerland	0.6%
Thailand	0.4%
United Kingdom	4.6%
United States	49.6%
Other(1)	0.2%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

AGFiQ Dynamic Hedged U.S. Equity ETF
Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.6%

AGFiQ U.S. Market Neutral Anti-Beta Fund(a)	20,900	495,330
Communication Services Select Sector SPDR Fund	4,408	218,284
Consumer Discretionary Select Sector SPDR Fund	1,272	153,530
Consumer Staples Select Sector SPDR Fund	2,613	160,491
Energy Select Sector SPDR Fund	364	21,549
Financial Select Sector SPDR Fund	11,974	335,272
Health Care Select Sector SPDR Fund	4,368	393,688
Industrial Select Sector SPDR Fund	3,982	309,123
Materials Select Sector SPDR Fund	1,006	58,549
Real Estate Select Sector SPDR Fund	3,072	120,853
Technology Select Sector SPDR Fund	4,210	339,031
Utilities Select Sector SPDR Fund	341	22,076
TOTAL EXCHANGE TRADED FUNDS (Cost $2,511,930)		2,627,776

Total Investments - 99.6% (Cost $2,511,930)		2,627,776
Other Assets Less Liabilities - 0.4%		11,627
Net Assets - 100.0%		2,639,403

(a)	Affiliated company as defined under the Investment Company Act of 1940.

Investment in a company which was affiliated for the period ended September 30, 2019, was as follows:

				Shares	Value	Change in Unrealized
	Value	Purchases at	Sales	September	September	Appreciation	Dividend	Realized
Security	June 30, 2019	Cost	Proceeds	30, 2019	30, 2019	(Depreciation)	Income	Gain
AGFiQ U.S. Market Neutral Anti-Beta Fund	$494,146	$7,991	$48,626	20,900	$495,330	$37,515	$–	$4,304

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedules of Investments

September 30, 2019 (Unaudited)

1. Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes seven operational series of the AGFiQ Funds: AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Size Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, AGFiQ Global Infrastructure ETF, and AGFiQ Dynamic Hedged U.S. Equity ETF (each, a “Fund”; collectively, the “Funds”). AGF Investments LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

Both AGFiQ Global Infrastructure ETF and AGFiQ Dynamic Hedged U.S. Equity ETF (each, an “Active ETF”) commenced operations on May 23, 2019.

The investment objective of AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Size Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, and AGFiQ Hedged Dividend Income Fund (collectively, the “Target Index Funds”) is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a ‘‘Target Index’’). The AGFiQ Global Infrastructure ETF seeks to achieve its investment objective by investing, under normal circumstances in securities of infrastructure-related companies located throughout the world, including the U.S. and infrastructure-related investments. The AGFiQ Dynamic Hedged U.S. Equity ETF will operate as a “fund-of-funds” by investing primarily in sector-based ETFs and other ETFs. Each Fund is classified as a ‘‘diversified’’ Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (‘‘SEC’’) adopted new rules and new forms (Form N-PORT and Form N-CEN), as well as amendments to existing forms and rules, including Regulation S-X, to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X include, among other changes, requiring standardized, enhanced disclosures about derivatives in investment company financial statements. The Funds have included disclosures in these financial statements to reflect the amendments to Regulation S-X. These amendments had no effect on the Funds’ net assets or results of operations. The filing compliance date for the Funds for Form N-PORT is no later than April 30, 2020, reflecting data as of March 31, 2020.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

Investment Valuation

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing a Fund’s net assets (i.e. total assets, less liabilities) by the number of shares it has outstanding.

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be fair valued by Pricing Procedures the Funds’ Valuation Committee adheres to in accordance with the Trust’s procedures which were approved by the Board of Trustees (the “Trustees”).

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, each Fund prices, except the Active ETFs, its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

The following is a summary of the valuations as of September 30, 2019 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Momentum Fund
Investments
Assets
Common Stocks*	$2,402,514	$—	$—	$2,402,514
Liabilities
Common Stocks*	$(2,616,205)	$—	$—	$(2,616,205)
Total Investments	$(213,691)	$—	$—	$(213,691)
Other Financial Instruments
Assets
Swap Agreements**	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

AGFiQ U.S. Market Neutral Value Fund
Investments
Assets
Common Stocks*	$916,519	$—	$—	$916,519
Liabilities
Common Stocks*	$(840,367)	$—	$—	$(840,367)
Total Investments	$76,152	$—	$—	$76,152
Other Financial Instruments
Assets
Swap Agreements**	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

AGFiQ U.S. Market Neutral Size Fund
Investments
Assets
Common Stocks*	$797,237	$—	$—	$797,237
Liabilities
Common Stocks*	$(802,694)	$—	$—	$(802,694)
Total Investments	$(5,457)	$—	$—	$(5,457)
Other Financial Instruments
Assets
Swap Agreements**	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$93,728,244	$—	$—	$93,728,244
Liabilities
Common Stocks*	$(97,251,542)	$—	$—	$(97,251,542)
Total Investments	$(3,523,298)	$—	$—	$(3,523,298)
Other Financial Instruments
Assets
Swap Agreements**	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$4,751,085	$—	$—	$4,751,085
Liabilities
Common Stocks*	$(2,376,645)	$—	$—	$(2,376,645)
Total Investments	$2,374,440	$—	$—	$2,374,440

AGFiQ Global Infrastructure ETF
Investments
Common Stocks*	$2,568,783	$—	$—	$2,568,783
Exchange Traded Funds	9,291	—	—	9,291
Total Investments	$2,578,074	$—	$—	$2,578,074

AGFiQ Dynamic Hedged U.S. Equity ETF
Investments
Exchange Traded Funds	$2,627,776	$—	$—	$2,627,776
Total Investments	$2,627,776	$—	$—	$2,627,776

*    See Schedules of Investments for segregation by industry type.

**  The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
     The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

Real Estate Investment Trusts (“REITs”)

Each Fund, except AGFiQ Dynamic Hedged U.S. Equity ETF, may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

Each Fund, except the Active ETFs, enters into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

Each Fund, except the Active ETFs, may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard ‘‘swap’’ transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or ‘‘swapped’’ between the parties are calculated with respect to a ‘‘notional amount,’’ i.e., the return on or increase in value of a particular dollar amount invested in a ‘‘basket’’ of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (‘‘ISDA’’) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index.

The following represents the average monthly outstanding swap contracts for the year ended September 30, 2019:

Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Momentum Fund	$264,873	$(245,133)
AGFiQ U.S. Market Neutral Value Fund	114,776	(137,620)
AGFiQ U.S. Market Neutral Size Fund	140,834	(165,254)
AGFiQ U.S. Market Neutral Anti-Beta Fund	9,841,355	(9,163,314)

3. Principal Risks

Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Asset Allocation Risk: If the Fund’s strategy for allocating assets among underlying ETFs does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the underlying ETFs may not be complementary, which could adversely affect the performance of the Fund.

Investments in Exchange-Traded Funds Risk: The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. ETFs in which the AGFiQ Dynamic Hedged U.S. Equity ETF invests are also generally subject to the ETF Risks described above. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying ETF, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment. To the extent the Fund invests significantly in the AGFiQ U.S. Market Neutral Anti-Beta Fund (the “Market Neutral ETF”), which is also managed by the Adviser, or similar lower beta ETFs available in the marketplace, it will be subject to Anti-Beta Risk, Leverage Risk, Market Neutral Risk, Passive Investment Risk, Short Sale Risk (each as defined below), in addition to the following risks applicable to investing in the Market Neutral ETF:

Single Factor Risk: The Market Neutral ETF invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Market Neutral ETF is not a complete investment program.

Tracking Error Risk: The investment performance of the Market Neutral ETF may diverge from that of its target index due to, among other things, fees and expenses paid by the Market Neutral ETF that are not reflected in its target index. If the Market Neutral ETF is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions, the investment performance of the Market Neutral ETF will likely diverge from that of its target index.

Anti-Beta Risk: For AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Dynamic Hedged U.S. Equity ETF, there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk: For AGFiQ Hedged Dividend Income Fund, a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

Momentum Risk: For the AGFiQ U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the lowest momentum within each sector) outperforms the long portfolio (made up of the securities with the highest momentum within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Size Risk: For the AGFiQ U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Value Risk: For the AGFiQ U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued which may fail to appreciate for long periods of time and may never realize their full potential value. The index provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Infrastructure Investment Risk: The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

Authorized Participants Concentration Risk: The Funds have a limited number of Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the securities exchange.

Concentration Risk: To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Hedging Risk: The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.

Foreign Securities Risk: Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for the Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have high transaction costs, limited legal recourse, and unreliable or untimely information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.

Foreign Currency Risk: Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Depositary Receipts Risk: Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and the Adviser may not be able to take appropriate actions to mitigate losses to the Fund.

Emerging Markets Risk: Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. These same risks exist and may be greater in frontier markets.

Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

Flash Crash Risk: Sharp price declines in securities owned by a Fund may trigger trading halts, which may result in a Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and specifically to effectively increase, or leverage, its total long and short investment exposures to more than its NAV by a significant amount. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price. Leverage may magnify a Fund’s gains or losses.

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, a Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because a Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk: Master Limited Partnerships (“MLPs”) are commonly taxed as partnerships and publicly traded on national securities exchanges. For AGFiQ Hedged Dividend Income Fund investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Passive Investment Risk: The Funds are managed with a passive investment strategy, attempting to track a Fund’s Target Index. As a result, a Fund expects to hold constituent securities of its Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

Portfolio Turnover Risk: A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium-Discount Risk: Fund shares may trade above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

The Funds’ prospectuses contain additional information regarding the principal risks associated with an investment in a Fund.

4. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

FQF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2019 (Unaudited)

5. New Accounting Pronouncements

On August 28, 2018, the FASB issued ASU 2018-13, “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC 820. The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. The ASU is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosure upon issuance of this ASU. The Funds have early adopted ASU 2018-13 for these financial statements.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. No subsequent events requiring financial statement adjustment or disclosure have been identified other than the following:

Effective November 18, 2019, the Trust will change its name from FQF Trust to AGF Investments Trust.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:	/s/William H. DeRoche
William H. DeRoche
President
November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William H. DeRoche
William H. DeRoche
President
November 25, 2019 President

By:	/s/Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 25, 2019